UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (74.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.2%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$394,237	$450,864
3 1/2s, TBA, January 1, 2046			138,000,000	143,865,000

				144,315,864
U.S. Government Agency Mortgage Obligations (71.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4s, TBA, January 1, 2046			44,000,000	46,475,000

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, January 1, 2046			23,000,000	25,623,438
5 1/2s, TBA, December 1, 2045			2,000,000	2,230,625
4 1/2s, TBA, January 1, 2046			19,000,000	20,520,000
4s, TBA, January 1, 2046			1,000,000	1,057,969
3 1/2s, TBA, February 1, 2046			307,000,000	316,079,451
3 1/2s, TBA, January 1, 2046			307,000,000	316,665,711
3s, TBA, February 1, 2046			996,000,000	993,782,306
3s, TBA, January 1, 2046			1,443,000,000	1,442,661,761

				3,165,096,261

Total U.S. government and agency mortgage obligations (cost $3,307,960,714)				$3,309,412,125

MORTGAGE-BACKED SECURITIES (49.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (16.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.463s, 2037			$338,410	$531,203
IFB Ser. 2979, Class AS, 23.062s, 2034			61,488	68,885
IFB Ser. 4218, Class PS, IO, 5.92s, 2042			22,525,293	3,343,598
IFB Ser. 4104, Class S, IO, 5.77s, 2042			12,948,843	2,877,719
IFB Ser. 326, Class S2, IO, 5.62s, 2044			21,005,343	4,573,015
IFB Ser. 311, Class S1, IO, 5.62s, 2043			19,858,413	4,259,153
IFB Ser. 315, Class S1, IO, 5.59s, 2043			34,585,027	8,740,075
Ser. 3687, Class CI, IO, 5s, 2038			12,490,191	1,772,608
Ser. 4122, Class TI, IO, 4 1/2s, 2042			16,179,571	2,993,221
Ser. 4000, Class PI, IO, 4 1/2s, 2042			21,335,092	3,740,042
Ser. 4024, Class PI, IO, 4 1/2s, 2041			28,743,786	5,367,298
Ser. 4462, IO, 4s, 2045			25,767,492	5,267,133
Ser. 4193, Class PI, IO, 4s, 2043			67,213,231	10,443,861
Ser. 4213, Class GI, IO, 4s, 2041			38,274,751	5,944,069
Ser. 4020, Class IA, IO, 4s, 2027			25,319,843	3,050,281
Ser. 4484, Class TI, IO, 3 1/2s, 2044			27,392,208	4,601,891
Ser. 329, Class C12, IO, 3 1/2s, 2043			35,741,514	6,512,819
Ser. 303, Class C19, IO, 3 1/2s, 2043			67,806,150	13,859,577
Ser. 304, Class C22, IO, 3 1/2s, 2042			56,759,529	11,703,815
Ser. 4141, Class IM, IO, 3 1/2s, 2042			52,593,509	9,030,305
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			27,372,181	4,618,234
Ser. 4122, Class CI, IO, 3 1/2s, 2042			25,185,434	3,288,236
Ser. 4105, Class HI, IO, 3 1/2s, 2041			11,342,524	1,480,199
Ser. 4166, Class PI, IO, 3 1/2s, 2041			54,325,464	8,392,741
Ser. 4199, Class CI, IO, 3 1/2s, 2037			63,472,328	6,715,372
Ser. 4165, Class TI, IO, 3s, 2042			30,625,091	3,604,573
Ser. 4210, Class PI, IO, 3s, 2041			24,627,283	2,261,669
Ser. 304, Class C45, IO, 3s, 2027			65,241,299	6,602,759
FRB Ser. T-56, Class A, IO, 0.524s, 2043			215,420	3,598
FRB Ser. 57, Class 1AX, IO, 0.38s, 2043			14,237,174	152,338
Ser. 3314, PO, zero %, 2036			63,894	61,905
Ser. 3326, Class WF, zero %, 2035			43,889	34,187
Ser. 1208, Class F, PO, zero %, 2022			37,376	34,666
FRB Ser. T-56, Class 2, IO, zero %, 2043			241,117	1

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.021s, 2036			967,597	1,514,725
IFB Ser. 05-83, Class QP, 16.298s, 2034			292,838	379,313
IFB Ser. 12-76, Class DS, IO, 6.128s, 2039			102,098,849	13,328,974
IFB Ser. 13-81, Class QS, IO, 5.778s, 2041			26,084,150	3,736,351
IFB Ser. 13-41, Class SP, IO, 5.778s, 2040			12,569,646	1,366,446
IFB Ser. 13-18, Class SB, IO, 5.728s, 2041			23,393,006	3,658,666
Ser. 399, Class 2, IO, 5 1/2s, 2039			70,615	14,675
Ser. 374, Class 6, IO, 5 1/2s, 2036			2,604,253	476,526
IFB Ser. 13-103, Class SK, IO, 5.498s, 2043			22,698,258	5,658,265
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.422s, 2025			6,640,000	6,602,192
Ser. 12-132, Class PI, IO, 5s, 2042			33,791,611	6,301,122
Ser. 378, Class 19, IO, 5s, 2035			2,919,650	562,033
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.972s, 2025			4,063,000	4,071,532
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			16,585,804	3,871,127
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			24,043,399	3,842,135
Ser. 409, Class 81, IO, 4 1/2s, 2040			22,967,687	4,662,440
Ser. 404, Class 2, IO, 4 1/2s, 2040			234,183	48,812
Ser. 366, Class 22, IO, 4 1/2s, 2035			2,011,045	115,575
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.422s, 2025			16,884,000	15,967,587
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.422s, 2025			3,124,000	2,957,819
Ser. 15-88, Class QI, IO, 4s, 2044			24,595,365	3,404,490
Ser. 418, Class C24, IO, 4s, 2043			50,146,639	10,769,191
Ser. 13-41, Class IP, IO, 4s, 2043			37,019,095	6,118,146
Ser. 13-115, Class CI, IO, 4s, 2043			42,738,867	5,871,295
Ser. 13-44, Class PI, IO, 4s, 2043			17,794,560	2,612,881
Ser. 13-60, Class IP, IO, 4s, 2042			15,190,450	2,558,072
Ser. 13-1, Class PI, IO, 4s, 2042			32,877,149	6,115,478
Ser. 12-96, Class PI, IO, 4s, 2041			5,696,781	911,314
Ser. 409, Class C16, IO, 4s, 2040			16,029,578	3,196,298
Ser. 405, Class 2, IO, 4s, 2040			258,620	51,983
Ser. 418, Class C15, IO, 3 1/2s, 2043			121,674,610	25,293,110
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			54,270,237	7,699,964
Ser. 13-70, Class CI, IO, 3 1/2s, 2043			14,420,479	1,716,037
Ser. 13-49, Class IP, IO, 3 1/2s, 2042			38,120,091	4,911,774
Ser. 13-40, Class YI, IO, 3 1/2s, 2042			34,027,419	4,914,038
Ser. 12-123, Class DI, IO, 3 1/2s, 2041			46,263,044	8,086,780
Ser. 12-151, Class PI, IO, 3s, 2043			64,266,320	8,071,850
Ser. 12-145, Class TI, IO, 3s, 2042			27,216,532	2,563,797
Ser. 13-35, Class IP, IO, 3s, 2042			17,358,376	1,796,863
Ser. 13-53, Class JI, IO, 3s, 2041			32,055,184	3,666,151
Ser. 13-30, Class IP, IO, 3s, 2041			29,502,744	2,634,005
FRB Ser. 03-W10, Class 1, IO, 0.771s, 2043			5,831,414	97,385
FRB Ser. 01-50, Class B1, IO, 0.397s, 2041			312,031	3,713
FRB Ser. 02-W8, Class 1, IO, 0.311s, 2042			10,428,597	124,100
Ser. 99-51, Class N, PO, zero %, 2029			80,672	72,605

Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			51,985	8,141
Ser. 00-T6, IO, 0.709s, 2030			6,830,015	144,796
Ser. 01-T1, Class 1, IO, 0.702s, 2040			826,278	10,841

Government National Mortgage Association
IFB Ser. 13-99, Class VS, IO, 5.756s, 2043			20,755,091	3,708,935
IFB Ser. 13-129, Class SN, IO, 5.748s, 2043			17,948,736	2,783,310
IFB Ser. 10-20, Class SC, IO, 5.748s, 2040			14,686,990	2,411,163
IFB Ser. 11-70, Class SH, IO, 5.546s, 2041			27,095,528	4,384,056
Ser. 14-163, Class NI, IO, 5s, 2044			28,327,034	5,733,958
Ser. 14-4, Class PI, IO, 5s, 2043			18,614,221	3,173,725
Ser. 14-25, Class MI, IO, 5s, 2043			21,601,584	3,694,735
Ser. 13-3, Class IT, IO, 5s, 2043			10,875,139	2,131,527
Ser. 13-6, Class IC, IO, 5s, 2043			9,133,214	1,787,005
Ser. 12-146, IO, 5s, 2042			19,826,563	3,963,925
Ser. 13-6, Class CI, IO, 5s, 2042			6,759,559	1,234,093
Ser. 13-130, Class IB, IO, 5s, 2040			16,091,349	1,432,130
Ser. 13-16, Class IB, IO, 5s, 2040			15,477,435	830,389
Ser. 11-41, Class BI, IO, 5s, 2040			11,401,679	1,115,400
Ser. 10-35, Class UI, IO, 5s, 2040			54,973,579	10,620,895
Ser. 10-20, Class UI, IO, 5s, 2040			25,255,378	4,659,870
Ser. 10-9, Class UI, IO, 5s, 2040			123,639,202	24,146,736
Ser. 09-121, Class UI, IO, 5s, 2039			55,198,242	10,640,565
Ser. 15-79, Class GI, IO, 5s, 2039			36,340,499	7,071,174
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			32,853,200	6,274,633
Ser. 13-183, Class JI, IO, 4 1/2s, 2043			33,356,740	4,659,203
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			7,088,443	1,126,283
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			9,817,012	619,453
Ser. 13-167, IO, 4 1/2s, 2040			25,292,144	3,268,218
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			19,531,098	3,638,448
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			47,902,565	8,555,398
Ser. 10-20, Class BI, IO, 4 1/2s, 2040			36,283,149	7,852,399
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			29,509,836	5,288,163
Ser. 14-71, Class PI, IO, 4 1/2s, 2039			42,830,873	6,945,026
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			12,682,765	1,362,002
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			17,289,363	1,580,766
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			4,637,557	266,103
Ser. 14-4, Class BI, IO, 4s, 2044			22,153,356	5,383,044
Ser. 14-4, Class IC, IO, 4s, 2044			23,841,963	4,091,996
Ser. 14-163, Class PI, IO, 4s, 2043			31,138,069	3,766,149
Ser. 13-165, Class IL, IO, 4s, 2043			13,954,156	2,391,742
Ser. 13-27, Class IJ, IO, 4s, 2043			16,988,141	3,075,703
Ser. 13-24, Class PI, IO, 4s, 2042			9,359,289	1,478,861
Ser. 12-106, Class QI, IO, 4s, 2042			25,526,223	4,025,485
Ser. 12-56, Class IB, IO, 4s, 2042			10,566,528	1,887,699
Ser. 12-8, Class PI, IO, 4s, 2041			38,442,479	5,815,997
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			23,380,228	2,366,406
Ser. 13-76, IO, 3 1/2s, 2043			61,282,170	7,473,361
Ser. 15-168, Class IG, IO, 3 1/2s, 2043			44,298,937	6,096,597
Ser. 13-28, IO, 3 1/2s, 2043			17,486,281	2,546,440
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			38,574,652	4,911,710
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			35,880,326	4,424,044
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			27,150,858	3,431,054
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			49,822,779	9,860,476
Ser. 12-128, Class IA, IO, 3 1/2s, 2042			41,369,235	7,710,770
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			23,735,805	3,003,054
Ser. 14-62, Class CI, IO, 3 1/2s, 2042			39,468,543	3,973,693
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			44,524,248	5,675,506
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			56,623,327	8,344,580
Ser. 15-17, Class LI, IO, 3 1/2s, 2040			44,169,359	5,922,669
Ser. 13-79, Class XI, IO, 3 1/2s, 2039			46,955,530	6,948,498
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			19,340,282	2,800,666
Ser. 13-37, Class UI, IO, 3s, 2042			24,454,898	2,927,985
Ser. 13-41, Class MI, IO, 3s, 2041			23,183,868	2,517,536
Ser. 12-103, Class IL, IO, 3s, 2027			68,596,798	7,135,439
Ser. 15-H18, Class BI, IO, 2.239s, 2065			62,971,154	7,930,587
Ser. 15-H15, Class BI, IO, 2.205s, 2065			95,034,281	11,701,096
Ser. 15-H24, Class AI, IO, 2.191s, 2065			51,224,644	6,228,917
Ser. 15-H20, Class BI, IO, 2.179s, 2065			63,902,157	7,927,702
Ser. 15-H10, Class BI, IO, 2.092s, 2065			47,092,933	5,592,286
Ser. 15-H12, Class AI, IO, 1.852s, 2065			107,831,708	11,895,185
Ser. 15-H23, Class DI, IO, 1.841s, 2065			52,166,679	5,803,543
Ser. 15-H15, Class AI, IO, 1.805s, 2065			57,692,335	6,788,080
FRB Ser. 15-H08, Class CI, IO, 1.793s, 2065			85,400,835	9,447,467
Ser. 15-H23, Class BI, IO, 1.719s, 2065			93,960,636	10,622,250
Ser. 15-H03, Class CI, IO, 1.718s, 2065			92,202,876	9,551,642
Ser. 06-36, Class OD, PO, zero %, 2036			19,862	16,861
Ser. 06-64, PO, zero %, 2034			45,224	43,854

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			50,153	5,457

				708,994,232
Commercial mortgage-backed securities (22.2%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			33,321,000	33,248,597
Ser. 06-1, Class B, 5.49s, 2045			4,164,000	4,140,682

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.344s, 2051			143,771,763	802,002

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.338s, 2042			6,655,000	6,559,301
FRB Ser. 05-1, Class C, 5.338s, 2042			8,629,000	8,084,338

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			134,511	133,610

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.752s, 2038			14,337,000	14,357,314
FRB Ser. 07-PW16, Class AJ, 5.722s, 2040			12,200,000	12,339,910
FRB Ser. 06-PW11, Class AJ, 5.51s, 2039			1,580,000	1,580,494
Ser. 05-PWR7, Class D, 5.304s, 2041			4,190,000	4,183,128
Ser. 05-PWR7, Class C, 5.235s, 2041			4,945,000	4,945,000
Ser. 05-PWR7, Class B, 5.214s, 2041			7,239,000	7,246,239
Ser. 05-PWR9, Class C, 5.055s, 2042			3,745,000	3,739,195

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.51s, 2039			8,260,000	8,243,150

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.119s, 2044			8,486,000	8,124,830
FRB Ser. 07-CD5, Class XS, IO, 0.156s, 2044			109,809,473	227,636

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.574s, 2047			17,709,000	18,101,616

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.811s, 2049			14,144,000	14,098,456
Ser. 06-C5, Class AJ, 5.482s, 2049			3,741,000	3,683,616

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class D, 4.457s, 2046			4,309,000	3,888,442

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.766s, 2046			11,889,000	12,014,286

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377s, 2046			16,631,000	16,456,375

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.645s, 2044			1,792,000	1,802,931
FRB Ser. 13-CR11, Class D, 5.17s, 2046			5,884,000	5,563,910
FRB Ser. 14-CR18, Class D, 4.738s, 2047			11,804,000	10,138,810
Ser. 12-LC4, Class E, 4 1/4s, 2044			10,009,000	8,757,515
FRB Ser. 14-UBS6, Class D, 3.966s, 2047			13,990,000	11,499,931
Ser. 13-LC13, Class E, 3.719s, 2046			11,140,000	8,247,662
Ser. 14-CR18, Class E, 3.6s, 2047			11,801,000	8,406,935
FRB Ser. 07-C9, Class AJFL, 0.98s, 2049			3,720,000	3,556,320

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.715s, 2039			191,479,498	1,723,315

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.067s, 2041			12,525,000	12,494,314

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class F, 5.1s, 2038			4,760,000	4,595,166
Ser. 05-C3, Class B, 4.882s, 2037			13,540,000	13,523,752

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			5,136,104	2,568,052

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.465s, 2044			3,068,000	3,181,209

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.959s, 2020			11,312,152	171,718

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,108,881	2,587,418

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.459s, 2044			44,397,010	44,397,010

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			2,044,111	2,043,477

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41s, 2046			7,158,000	6,475,699
FRB Ser. 05-GG4, Class XC, IO, 0.575s, 2039			36,863,758	132,710

GS Mortgage Securities Trust Ser. 06-GG8, Class AJ, 5.622s, 2039			6,591,000	6,541,682

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.631s, 2045			1,270,624	1,293,000
Ser. 11-GC3, Class E, 5s, 2044			8,510,000	7,942,680
FRB Ser. 14-GC26, Class D, 4.511s, 2047			3,972,000	3,276,606

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.31s, 2047			7,852,000	5,908,630
FRB Ser. 14-C25, Class D, 3.949s, 2047			17,192,000	13,279,101
Ser. 14-C25, Class E, 3.332s, 2047			15,725,000	10,838,879

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078s, 2051			11,529,500	11,662,089
FRB Ser. 06-LDP7, Class B, 5.909s, 2045			9,729,000	4,835,313
Ser. 06-LDP6, Class AJ, 5.565s, 2043			680,000	678,599
FRB Ser. 06-LDP6, Class B, 5.562s, 2043			11,811,500	11,726,085
Ser. 06-LDP8, Class B, 5.52s, 2045			5,932,000	5,907,679
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			13,871,000	13,680,967
FRB Ser. 13-LC11, Class D, 4.238s, 2046			1,283,000	1,118,391

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.178s, 2051			9,775,000	9,775,978
FRB Ser. 07-CB20, Class C, 6.178s, 2051			9,324,000	8,897,986
FRB Ser. 11-C3, Class E, 5.544s, 2046			16,380,000	16,573,284
FRB Ser. 12-C6, Class E, 5.192s, 2045			6,615,000	6,314,679
FRB Ser. 12-C8, Class E, 4.665s, 2045			1,389,000	1,280,797
FRB Ser. 13-C13, Class D, 4.054s, 2046			5,092,000	4,399,488
Ser. 13-C13, Class E, 3.986s, 2046			13,925,000	10,677,690
Ser. 13-C10, Class E, 3 1/2s, 2047			14,081,000	11,083,155
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			9,312,000	7,374,173
FRB Ser. 07-CB20, Class X1, IO, 0.315s, 2051			199,362,459	907,438

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			2,825,511	2,932,880
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,660,493

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			5,569,000	5,566,327
Ser. 06-C6, Class E, 5.541s, 2039			9,458,000	9,446,556
Ser. 06-C6, Class D, 5.502s, 2039			3,660,000	3,643,127
FRB Ser. 06-C6, Class C, 5.482s, 2039			24,928,000	23,457,248
Ser. 06-C1, Class AJ, 5.276s, 2041			7,954,000	8,017,632

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.326s, 2048			9,081,000	7,517,978

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			31,462	6

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.266s, 2051			2,001,000	2,123,221
FRB Ser. 05-CKI1, Class C, 5.522s, 2037			10,136,000	9,750,629
FRB Ser. 05-CIP1, Class C, 5.517s, 2038			8,482,000	7,762,642
FRB Ser. 05-CIP1, Class B, 5.487s, 2038			2,914,151	2,885,676
Ser. 04-KEY2, Class D, 5.046s, 2039			4,390,000	4,352,484

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.866s, 2037			405,731	25,196
FRB Ser. 07-C5, Class X, IO, 5 1/2s, 2049			4,568,937	493,445

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			27,446,000	27,470,427
Ser. 06-4, Class AJ, 5.239s, 2049			13,825,896	13,801,009

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			9,331,000	9,273,521

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698s, 2047			20,213,000	17,394,677
FRB Ser. 12-C6, Class G, 4 1/2s, 2045			4,901,000	3,830,230
Ser. 14-C15, Class F, 4s, 2047			8,998,000	6,635,686
Ser. 13-C13, Class F, 3.707s, 2046			7,659,000	5,571,211
Ser. 14-C17, Class E, 3 1/2s, 2047			14,427,000	10,190,270
Ser. 15-C24, Class D, 3.257s, 2048			17,620,000	12,734,947

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class D, 5.862s, 2044			8,530,000	8,485,218
Ser. 07-HQ11, Class C, 5.558s, 2044			21,393,000	21,374,174
FRB Ser. 06-HQ8, Class D, 5.511s, 2044			8,329,000	8,310,510
Ser. 06-HQ10, Class B, 5.448s, 2041			5,060,000	4,859,060

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.268s, 2043			6,812,000	6,685,297
FRB Ser. 11-C3, Class E, 5.178s, 2049			1,994,870	2,028,633

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			8,113,466	7,398,507

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			1,590,000	318,000

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			4,754,633	1,188,658

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 13-C6, Class D, 4.349s, 2046			13,066,000	11,953,953
Ser. 13-C6, Class E, 3 1/2s, 2046			18,360,000	14,438,003

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.992s, 2045			27,153,000	27,093,263
FRB Ser. 06-C25, Class AJ, 5.767s, 2043			2,813,000	2,824,815
Ser. 06-C24, Class AJ, 5.658s, 2045			9,216,000	9,216,922
FRB Ser. 05-C21, Class D, 5.301s, 2044			24,100,000	24,126,792
FRB Ser. 07-C34, IO, 0.302s, 2046			61,124,451	458,433

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C11, Class G, 5.169s, 2041			5,825,000	5,604,000

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045			8,580,000	7,580,430
FRB Ser. 13-LC12, Class D, 4.299s, 2046			12,082,111	11,084,068
Ser. 13-LC12, Class E, 3 1/2s, 2046			15,829,000	12,215,431

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.634s, 2044			1,841,000	1,914,309
Ser. 12-C6, Class E, 5s, 2045			7,840,000	6,896,770
Ser. 11-C3, Class E, 5s, 2044			8,644,000	7,988,680
FRB Ser. 14-C19, Class E, 4.971s, 2047			8,352,000	6,781,711
FRB Ser. 12-C9, Class D, 4.802s, 2045			3,717,000	3,562,484
FRB Ser. 13-C18, Class D, 4.669s, 2046			16,570,000	15,658,733
FRB Ser. 13-UBS1, Class E, 4.63s, 2046			11,752,000	9,946,226
FRB Ser. 13-C15, Class D, 4.48s, 2046			5,150,000	4,739,544
FRB Ser. 13-C12, Class D, 4.352s, 2048			6,085,000	5,530,291
Ser. 14-C19, Class D, 4.234s, 2047			15,234,000	12,788,756
Ser. 13-C12, Class E, 3 1/2s, 2048			15,114,000	11,991,448

				987,621,077
Residential mortgage-backed securities (non-agency) (11.6%)

APS Resecuritization Trust 144A FRB Ser. 15-1, Class 2M, 0.363s, 2054			12,084,000	8,217,120

Banc of America Funding Trust 144A FRB Ser. 14-R7, Class 3A2, 2.763s, 2036			4,834,501	3,833,838

BCAP, LLC Trust 144A
FRB Ser. 10-RR11, Class 6A2, 2.668s, 2036			7,879,543	4,727,726
FRB Ser. 11-RR3, Class 3A6, 2.287s, 2036			12,128,736	6,185,656
FRB Ser. 15-RR5, Class 2A3, 1.313s, 2046			4,301,912	3,301,717
FRB Ser. 15-RR6, Class 3A2, 1.183s, 2046			6,590,000	5,619,293
FRB Ser. 10-RR7, Class 1610, 0.943s, 2047			16,310,803	9,101,428
FRB Ser. 12-RR5, Class 4A8, 0.391s, 2035			20,513,066	18,680,112

Bear Stearns Alt-A Trust FRB Ser. 05-4, Class 1M1, 1.097s, 2035			9,463,000	6,434,840

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.297s, 2034			256,410	153,543
FRB Ser. 05-HE9, Class M2, 1.102s, 2035			8,158,833	6,716,210

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-SD2, Class M3, 1.222s, 2036			5,574,000	4,320,407

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.722s, 2025 (Bermuda)			10,335,000	10,102,463

Citigroup Mortgage Loan Trust 144A
FRB Ser. 12-4, Class 3A2, 2.65s, 2036			5,105,733	4,518,574
FRB Ser. 15-6, Class 1A2, 0.417s, 2047			9,178,631	5,966,110

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A3, 1.817s, 2035			13,577,265	11,557,059
FRB Ser. 06-OA7, Class 1A2, 1.197s, 2046			22,214,772	17,698,509
FRB Ser. 05-38, Class A3, 0.772s, 2035			56,458,726	47,348,625
FRB Ser. 05-59, Class 1A1, 0.743s, 2035			47,239,995	37,515,671
FRB Ser. 05-62, Class 1A1, 0.722s, 2035			29,873,450	23,151,924
FRB Ser. 06-OC2, Class 2A3, 0.712s, 2036			12,402,685	11,100,403
FRB Ser. 06-OA2, Class A5, 0.632s, 2046			6,359,741	4,801,605
FRB Ser. 06-OA10, Class 4A1, 0.612s, 2046			15,386,944	11,569,136
FRB Ser. 06-OA21, Class A1, 0.592s, 2047			7,225,521	5,346,885

Countrywide Asset-Backed Certificates Trust Ser. 04-13, Class MF2, 5.093s, 2035			7,909,750	7,039,677

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 10-2R, Class 2A6, 2.757s, 2036			7,000,000	6,020,000

CSMC Trust 144A
FRB Ser. 09-14R, Class 4A10, 2.842s, 2035			15,568,000	13,569,458
FRB Ser. 13-3R, Class 5A2, 2.687s, 2036			10,210,042	7,453,331
FRB Ser. 13-3R, Class 4A2, 2.526s, 2036			8,404,268	6,723,414

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.922s, 2025			17,117,518	18,901,164
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.922s, 2028			12,423,000	12,423,000
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.772s, 2028			20,520,000	20,075,422
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.622s, 2027			10,663,000	11,879,648
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 7.972s, 2027			14,668,000	13,648,574

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	2,706,624	3,990,256
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	7,263,000	7,892,921

Green Tree Home Improvement Loan Trust
Ser. 95-D, Class B2, 7.45s, 2025			$7,060	7,049
Ser. 95-F, Class B2, 7.1s, 2021			5,249	5,244

GSAA Trust
FRB Ser. 05-4, Class M2, 1.122s, 2035			8,305,000	6,093,625
FRB Ser. 05-8, Class M1, 0.912s, 2035(F)			11,350,000	8,058,500

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R3, Class 8B, 2.358s, 2047			8,303,008	4,857,260
Ser. 15-R4, Class CB2, 0.598s, 2047			3,076,000	2,095,525
Ser. 15-R4, Class CB3, 0.598s, 2047			590,309	292,203

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			5,053,146	5,038,997

Nomura Resecuritization Trust 144A
FRB Ser. 10-6RA, Class 1A6, 2.65s, 2036			8,344,257	7,384,667
FRB Ser. 15-4R, Class 1A14, 0.373s, 2047			38,798,468	22,212,123

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A1B, 1.202s, 2045(F)			4,503,805	3,918,310
FRB Ser. 05-AR19, Class A1C3, 0.922s, 2045			14,209,514	12,007,039
FRB Ser. 05-AR13, Class A1C3, 0.912s, 2045			28,620,933	23,415,217
FRB Ser. 05-AR8, Class 2AC2, 0.882s, 2045			8,804,968	7,693,790
FRB Ser. 05-AR17, Class A1B2, 0.832s, 2045			2,357,770	2,033,105
FRB Ser. 05-AR19, Class A1C4, 0.822s, 2045			5,317,806	4,413,779
FRB Ser. 05-AR6, Class 2A1C, 0.762s, 2045			11,082,787	9,531,197

				516,643,349

Total mortgage-backed securities (cost $2,306,648,299)				$2,213,258,658

CORPORATE BONDS AND NOTES (32.6%)(a)
			Principal amount	Value

Basic materials (3.0%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$4,562,000	$4,368,115

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			4,427,000	4,189,049

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			1,760,000	1,267,200

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)			1,517,000	1,035,353

ArcelorMittal SA sr. unsec. unsub. notes 5 1/2s, 2017 (France)			500,000	482,950

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			2,021,000	2,058,894

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			1,706,000	1,840,348

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			2,221,000	2,287,630

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			3,745,000	3,716,913

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			1,875,000	1,978,125

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			955,000	1,006,331

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			1,100,000	943,250

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			2,045,000	1,973,425

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)			800,000	684,000

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			200,000	190,500

Cemex SAB de CV 144A company guaranty sr. sub. notes 7 1/4s, 2021 (Mexico)			4,650,000	4,475,625

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.7s, 2025 (Mexico)			2,190,000	1,823,175

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			3,679,000	3,504,248

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			4,276,000	3,730,810

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			2,755,000	2,699,900

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			956,000	831,720

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			1,725,000	1,078,125

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			3,676,000	2,306,690

HD Supply, Inc. company guaranty sr. unsec. notes 11 1/2s, 2020			2,762,000	3,058,915

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			5,720,000	5,948,800

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			3,202,000	3,266,040

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			6,464,000	4,734,880

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			1,687,000	1,539,388

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022			2,136,000	1,922,400

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			2,701,000	1,797,840

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			2,634,000	2,732,775

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			3,146,000	3,177,460

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			5,118,000	51

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			2,813,000	2,239,851

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			3,750,000	3,693,750

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			6,294,000	5,774,745

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			2,090,000	1,943,700

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			6,025,000	5,964,750

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018			2,114,000	2,050,580

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017			4,766,000	3,669,820

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			4,691,000	4,796,548

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			46,000	50,715

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			1,865,000	1,902,300

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			915,000	933,300

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			2,371,000	2,726,650

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			305,000	292,800

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			1,405,000	1,415,538

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			1,985,000	1,811,313

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			1,557,000	1,420,763

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			585,000	541,125

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			4,808,000	3,714,180

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			865,000	898,519

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			3,621,000	3,675,315

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			1,745,000	1,640,300

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			5,055,000	5,105,550

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			1,437,000	1,451,370

				134,364,407
Capital goods (2.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			7,481,000	7,537,108

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,341,000	1,481,805

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			2,480,000	2,430,400

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			3,875,000	3,875,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			2,699,000	2,739,485

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			2,690,000	2,589,125

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			4,762,000	4,381,040

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			1,440,000	1,434,600

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			1,585,000	1,612,738

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,176,000	3,445,960

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			2,765,000	2,972,375

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			1,928,000	1,937,640

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			8,649,000	6,227,280

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	590,000	665,791

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			$2,756,000	2,618,200

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			1,150,000	1,526,683

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			6,123,000	6,321,998

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			3,298,000	2,852,770

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			2,213,000	2,235,130

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			3,150,000	2,905,875

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			1,865,000	1,827,700

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			4,314,000	4,314,000

Rexam PLC unsec. sub. FRB 6 3/4s, 2067 (United Kingdom)		EUR	560,000	611,710

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)			$950,000	1,016,500

Schaeffler Holding Finance BV 144A company guaranty sr. sub. notes 6 7/8s, 2018 (Netherlands)(PIK)			2,120,000	2,186,250

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			6,894,000	6,342,480

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			525,000	543,375

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			1,373,000	1,328,378

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			4,890,000	4,863,105

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			3,676,000	3,501,390

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			1,485,000	1,451,588

				89,777,479
Communication services (4.2%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			1,050,000	1,036,875

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)			540,000	499,500

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)			9,455,000	8,509,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023			7,587,000	7,587,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,395,000	1,447,313

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			1,609,000	1,623,079

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026			1,745,000	1,749,363

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			2,661,000	2,494,688

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			380,000	375,725

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			2,110,000	1,899,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			1,641,000	1,476,900

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			5,058,000	5,317,223

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			1,520,000	1,575,100

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			2,656,000	2,330,640

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			3,060,000	2,937,600

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			2,536,000	2,092,200

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			5,575,000	4,662,094

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			1,875,000	1,668,750

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			3,295,000	2,792,513

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			475,000	399,000

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			1,860,000	1,841,400

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			2,090,000	2,082,163

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			1,839,000	1,861,988

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			1,949,000	1,695,630

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			639,000	298,733

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			1,470,000	1,087,800

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			898,000	406,345

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			3,105,000	3,174,863

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			4,399,000	4,464,985

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			1,360,000	1,366,800

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 7/8s, 2025			1,765,000	1,848,838

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 1/8s, 2023			1,375,000	1,433,438

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	860,000	945,119

Numericable-SFR SAS 144A company guaranty sr. notes 6s, 2022 (France)			$5,479,000	5,287,235

Numericable-SFR SAS 144A sr. bonds 6 1/4s, 2024 (France)			5,576,000	5,380,840

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			2,618,000	2,604,910

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,462,676

SBA Communications Corp. sr. unsec. sub. notes 4 7/8s, 2022			2,328,000	2,293,080

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			5,995,000	4,181,513

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			2,538,000	1,960,605

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			2,303,000	2,423,908

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			10,036,000	7,537,036

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			7,645,000	5,769,682

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			4,263,000	4,342,931

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			3,740,000	3,777,400

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			4,663,000	4,808,719

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			3,889,000	3,937,613

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			800,000	832,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			4,357,000	4,471,371

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	2,690,000	3,192,413

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	790,000	923,352

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	1,768,000	2,029,451

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	1,956,960	2,249,013

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	1,917,000	2,177,902

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$8,535,000	8,513,663

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2025 (United Kingdom)		EUR	3,165,000	3,267,103

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	1,944,000	2,959,443

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			$5,867,000	5,060,288

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			8,658,000	8,175,317

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)			3,490,000	3,298,050

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	2,375,000	2,569,726

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			$2,760,000	2,171,775

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			5,401,000	3,888,720

Ziggo Bond Finance BV 144A sr. unsec. bonds 4 5/8s, 2025 (Netherlands)		EUR	1,025,000	1,033,204

				187,563,104
Consumer cyclicals (5.2%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			$2,740,000	2,781,100

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			939,000	943,695

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			1,977,000	1,991,828

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			2,598,000	2,377,170

Black Knight InfoServ, LLC company guaranty sr. unsec. notes 5 3/4s, 2023			3,268,000	3,406,890

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			1,696,000	1,187,200

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			2,336,000	770,880

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			936,000	961,740

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			2,839,000	2,736,086

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			3,785,000	3,468,006

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			2,428,000	2,421,930

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			3,996,000	4,260,735

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			835,000	872,575

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			775,000	782,750

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			945,000	973,350

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			916,000	909,130

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			152,000	159,980

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			3,261,000	3,179,475

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			1,357,000	1,255,225

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			7,827,000	7,631,325

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			2,394,000	807,975

Dana Holding Corp. sr. unsec. notes 6s, 2023			5,083,000	5,095,708

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			3,775,000	3,699,500

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019			2,260,000	2,339,100

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			1,330,000	1,376,550

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			930,000	960,225

Garda World Security Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Canada)			333,000	286,380

General Motors Co. sr. unsec. notes 6 1/4s, 2043			1,000,000	1,056,536

General Motors Co. sr. unsec. notes 5.2s, 2045			739,000	692,981

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			2,617,000	1,521,131

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			4,821,000	4,724,580

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			885,000	876,150

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			4,571,000	4,696,703

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	3,853,000	2,756,718

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			$900,000	933,642

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	25,900,000	1,248,376

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$4,649,000	4,741,980

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			3,431,000	2,504,630

Interactive Data Corp. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2019			889,000	906,780

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			2,633,000	2,685,660

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			1,425,000	1,289,625

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			603,000	482,400

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			700,000	385,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			6,777,000	5,421,600

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			1,807,000	1,996,735

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			1,325,000	1,404,500

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			2,567,000	2,695,350

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			2,250,000	2,317,500

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			427,000	434,473

Lennar Corp. company guaranty sr. unsec. unsub. bonds 4 1/2s, 2019			1,000,000	1,016,875

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			5,759,000	5,710,049

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			2,505,000	2,492,475

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			1,515,000	1,564,238

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			3,490,000	3,315,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			2,013,000	2,068,358

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			3,473,000	3,438,270

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			3,544,000	3,614,880

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			2,246,000	1,493,590

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,317,000	1,257,735

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			4,696,000	2,911,520

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			1,280,000	947,200

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			5,535,000	5,687,213

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			4,328,000	4,490,733

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			2,510,000	2,547,650

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			1,697,000	1,747,910

Owens Corning company guaranty sr. unsec. notes 4.2s, 2024			2,707,000	2,637,260

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			692,000	802,029

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			4,566,000	4,429,020

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			4,243,000	4,359,683

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			2,948,000	2,977,480

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,625,000	1,840,313

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			2,675,000	2,664,969

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			2,359,000	2,359,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			350,000	362,250

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			2,820,000	2,946,900

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			2,410,000	2,397,950

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			1,084,000	791,320

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			6,260,000	4,444,600

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			1,000,000	470,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			3,145,000	3,003,475

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			2,019,000	2,079,570

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			411,000	412,028

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			6,332,000	6,157,870

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			4,426,000	4,619,638

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			5,643,000	5,713,538

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			90,000	94,838

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			215,000	228,438

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			2,045,000	2,096,125

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			3,699,000	3,440,070

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			1,841,000	1,841,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			1,170,000	1,121,738

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			1,617,000	1,677,638

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			5,252,000	5,265,130

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	6,412,000	7,253,241

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			$3,685,000	3,685,000

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			2,084,000	2,130,890

				232,016,755
Consumer staples (1.8%)

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			3,936,000	4,103,280

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			1,865,000	1,888,313

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			2,185,000	2,190,463

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			3,081,000	3,042,488

BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			7,210,000	7,426,300

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			1,460,000	1,460,000

BlueLine Rental Finance Corp. 144A notes 7s, 2019			4,887,000	4,398,300

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			1,892,000	1,787,940

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			6,833,000	5,363,905

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			470,000	468,238

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			2,850,000	2,857,125

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			1,349,000	1,483,900

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			4,541,000	4,382,065

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			1,337,000	1,323,630

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			2,870,000	2,977,625

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			5,410,000	3,462,400

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			1,220,000	1,049,200

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			1,675,000	1,662,438

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			967,000	959,748

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			680,000	680,000

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			573,000	571,568

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020			4,680,000	4,925,700

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			1,729,000	1,681,453

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			2,010,000	1,924,575

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			4,928,000	4,767,840

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			4,367,000	4,519,845

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			2,716,000	2,902,589

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			920,000	969,450

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			1,254,000	1,282,215

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			2,372,000	1,541,800

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			2,208,000	2,334,960

				80,389,353
Energy (4.6%)

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			2,315,000	1,759,400

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			2,090,000	1,630,200

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			4,494,000	3,595,200

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			4,701,000	3,831,315

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021			1,011,000	831,548

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			3,400,000	2,278,000

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			407,000	286,935

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024			1,767,000	538,935

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			497,000	177,056

California Resources Corp. 144A company guaranty notes 8s, 2022			6,069,000	3,193,811

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	410,000

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			3,027,600	1,453,248

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			3,240,000	1,587,600

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,116,000

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			4,633,000	4,250,778

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			896,000	815,360

CONSOL Energy, Inc. company guaranty sr. unsec. notes 5 7/8s, 2022			2,243,000	1,390,660

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			2,367,000	781,110

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			2,050,000	574,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			1,777,000	1,092,855

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			874,000	550,620

Gazprom OAO Via Gaz Capital SA sr. unsec. unsub. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			1,810,000	1,800,950

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,042,000	1,154,161

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 7.288s, 2037 (Russia)			1,280,000	1,273,600

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			2,835,000	822,150

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			6,018,000	1,745,220

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			1,625,000	1,641,250

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			780,000	742,950

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			3,725,000	3,091,750

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021			1,492,000	374,865

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			3,579,000	805,275

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			3,185,000	429,975

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			1,015,000	167,475

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020			3,937,000	1,968,500

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	5,085,250

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,700,000	1,508,750

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,442,285

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			4,300,000	3,784,000

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			2,095,000	1,733,613

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			818,000	507,160

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,307,000	2,756,480

Pertamina Persero PT 144A sr. unsec. unsub. notes 6.45s, 2044 (Indonesia)			3,950,000	3,447,363

Pertamina Persero PT 144A sr. unsec. unsub. notes 6s, 2042 (Indonesia)			1,425,000	1,166,786

Pertamina Persero PT 144A sr. unsec. unsub. notes 4 7/8s, 2022 (Indonesia)			720,000	690,355

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			5,465,000	4,967,843

Petroleos de Venezuela SA company guaranty sr. unsec. notes Ser. REGS, 8 1/2s, 2017 (Venezuela)			4,166,663	2,177,081

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			14,670,000	5,297,924

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/4s, 2017 (Venezuela)			29,790,000	14,895,000

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			37,596,000	25,753,260

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			30,602,636	15,989,877

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			24,565,000	9,027,638

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 5/8s, 2038 (Mexico)			760,000	668,800

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 1/2s, 2041 (Mexico)			1,000,000	864,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			1,865,000	1,578,501

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			1,665,000	1,552,613

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			13,745,000	10,535,776

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			3,860,000	3,418,401

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			1,837,000	1,304,270

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			2,055,000	1,459,050

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			2,567,000	2,348,805

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			1,640,000	1,426,800

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023			3,130,000	2,746,575

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			534,000	517,980

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			3,925,000	7,850

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			4,030,000	1,224,113

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			2,090,000	1,881,000

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022			3,730,000	578,150

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			985,000	721,513

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	332,000	143,962

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$2,590,000	1,605,800

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			655,000	153,925

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			1,655,000	504,775

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			5,381,000	3,860,868

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,725,000	4,179,250

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			765,000	723,666

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			5,409,000	4,354,245

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			5,215,000	3,650,500

				203,405,105
Financials (6.1%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			5,151,000	4,906,328

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			6,114,000	7,061,670

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			482,000	488,025

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			1,221,000	1,605,615

Baggot Securities, Ltd. 144A jr. unsec. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	15,215,000	16,534,898

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			$600,000	642,000

Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN 9s, perpetual maturity (Brazil)			14,000,000	9,205,000

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,200,000	1,026,000

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4 7/8s, 2018 (Costa Rica)			2,200,000	2,182,235

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			1,685,000	1,775,569

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			744,000	753,618

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			3,641,000	3,659,529

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			2,850,000	2,892,750

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			1,415,000	1,453,035

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			2,885,000	3,043,675

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,620,000	1,100,400

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			1,845,000	1,877,288

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			1,955,000	1,994,100

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			785,000	900,952

Community Choice Financial, Inc. company guaranty sr. sub. notes 10 3/4s, 2019			1,939,000	508,988

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			3,626,000	3,553,480

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			1,285,000	1,281,788

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			3,462,000	2,042,580

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	3,973,125

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			3,179,000	3,886,328

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			3,220,000	3,260,250

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			1,328,000	358,560

HSBC Capital Funding LP/Jersey company guaranty jr. unsec. sub. FRB 5.13s, perpetual maturity (United Kingdom)		EUR	1,092,000	1,193,495

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			$2,425,000	2,267,375

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			3,400,000	3,060,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			5,002,000	4,889,455

iStar, Inc. sr. unsec. notes 5s, 2019(R)			2,413,000	2,343,626

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697s, 2097			2,775,000	3,425,199

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	2,415,000	6,159,134

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			$2,300,000	2,576,000

MetLife Capital Trust X 144A jr. unsec. sub. FRB 9 1/4s, 2068			935,000	1,278,613

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			2,405,000	2,456,106

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			1,255,000	1,201,035

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			3,743,000	3,312,555

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			1,840,000	1,619,200

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			2,632,000	2,668,190

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			2,586,000	2,598,930

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			1,683,000	1,668,274

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			3,210,000	2,921,100

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			3,883,000	3,756,803

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			1,955,000	2,062,697

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			3,515,000	3,659,994

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.092s, perpetual maturity (United Kingdom)		EUR	1,150,000	1,312,250

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			$6,765,000	7,069,425

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			1,495,000	1,514,667

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298s, 2017 (Russia)			2,500,000	2,493,750

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			2,100,000	2,100,000

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			5,010,000	5,055,811

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual maturity (France)			2,213,000	2,210,234

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			1,295,000	1,275,575

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			3,462,000	3,288,900

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			1,630,000	1,548,500

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			2,000,000	1,970,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			2,928,000	2,181,360

Tri Pointe Holdings, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			5,654,000	5,498,515

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	2,396,283

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s, 2022 (Ukraine)			$3,400,000	3,026,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			3,620,000	3,475,200

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			5,600,000	5,614,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,956,000	1,892,430

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942s, 2023 (Russia)			2,200,000	2,054,272

VTB Bank OJSC 144A unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)			2,110,000	1,891,088

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			22,451,000	23,406,290

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.551s, 2020 (Russia)			5,000,000	5,137,500

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			46,840,000	44,263,756

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			2,770,000	2,188,300

				269,949,673
Health care (2.6%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			2,200,000	2,233,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			2,005,000	1,874,675

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			3,768,000	3,315,840

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			3,556,000	3,440,430

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5 1/8s, 2018			966,000	970,830

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			570,000	540,788

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			2,557,000	2,218,198

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)			2,010,000	2,028,412

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			4,396,000	3,011,260

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			4,543,000	4,429,425

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			3,945,000	3,826,650

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			4,173,000	4,068,675

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			875,000	861,875

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			1,965,000	1,955,175

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			4,717,000	4,693,415

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			6,640,000	7,237,600

HCA, Inc. company guaranty sr. sub. notes 5 7/8s, 2022			2,000,000	2,110,000

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			741,000	818,805

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			1,065,000	1,051,688

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			3,165,000	3,085,875

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			85,000	82,875

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			2,806,000	2,581,520

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			1,255,000	1,261,275

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			2,175,000	2,175,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			3,145,000	3,176,220

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	1,830,487	2,738,981

Service Corp. International/US sr. unsec. notes 7s, 2017			$3,136,000	3,347,680

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			3,965,000	4,133,513

Service Corp. International/US sr. unsec. notes 4 1/2s, 2020			1,933,000	1,952,330

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			5,990,000	6,169,700

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			1,873,000	1,788,715

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			2,216,000	2,160,600

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			1,919,000	1,851,835

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			810,000	852,525

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			575,000	577,875

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			5,216,000	5,489,840

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020			3,355,000	3,271,125

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			1,566,000	1,511,190

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			3,185,000	2,842,613

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			3,557,000	3,174,623

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			2,062,000	1,897,040

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			1,705,000	1,500,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			3,403,000	3,198,820

WellCare Health Plans, Inc. sr. unsec. sub. notes 5 3/4s, 2020			4,906,000	5,053,180

				116,562,091
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,900,000	2,987,000

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			1,786,000	607,240

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			7,236,000	5,354,640

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			1,660,000	1,597,750

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			3,670,000	3,670,000

First Data Corp. 144A notes 5 3/4s, 2024			3,510,000	3,457,350

First Data Corp. 144A sr. notes 5 3/8s, 2023			3,205,000	3,221,025

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			1,127,000	1,135,453

Infor US, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2022			6,925,000	5,851,625

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			3,445,000	3,565,575

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			1,380,000	1,455,900

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			3,529,000	3,431,953

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023			3,965,000	3,558,588

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			1,580,000	1,572,100

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,065,000	934,413

Techem Energy Metering Service GmbH 144A company guaranty sr. unsec. sub. notes 7 7/8s, 2020 (Germany)		EUR	1,550,000	1,801,128

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	3,425,000	3,919,390

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			$5,022,000	5,247,990

				53,369,120
Transportation (0.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			4,120,000	3,646,200

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			6,519,000	6,421,215

				10,067,415
Utilities and power (1.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			4,429,000	4,871,900

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			7,629,000	6,713,520

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			965,000	839,550

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			1,960,000	1,989,400

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			7,100,000	6,265,750

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			4,105,000	4,217,888

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			510,000	522,750

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			3,625,000	3,268,760

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 5 3/4s, 2021 (Brazil)			500,000	393,750

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			2,495,000	2,171,835

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			385,000	334,950

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			8,464,000	7,956,160

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			260,000	222,248

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022			2,976,000	3,232,058

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			2,773,024	2,953,271

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			2,415,000	2,233,875

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			1,185,000	604,350

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			1,530,000	765,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			2,584,000	1,618,230

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	428,150

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			2,237,000	1,655,380

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			6,375,000	5,976,563

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2022			2,165,000	1,844,580

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			2,691,000	2,230,166

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			1,655,000	1,466,126

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	501,495

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			2,443,000	2,302,677

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,140,000	1,025,054

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			550,000	475,827

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			3,692,000	3,045,900

				72,127,163

Total corporate bonds and notes (cost $1,655,505,955)				$1,449,591,665

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$18,377,000	$18,721,569

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			2,390,000	2,703,688

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			61,033,518	61,949,021

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			706,627	809,088

Bahamas (Commonwealth of) 144A sr. unsec. unsub. notes 5 3/4s, 2024 (Bahamas)			1,050,000	1,086,085

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			3,755,000	3,473,375

Brazil (Federal Republic of) sr. unsec. unsub. notes 10s, 2017 (Brazil) (units)		BRL	7,250	1,744,435

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$9,195,000	9,597,281

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			25,964,186	26,515,925

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7s, 2044 (Costa Rica)			1,500,000	1,246,875

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			10,550,000	11,015,888

Ghana (Republic of) 144A sr. unsec. unsub. notes 8 1/2s, 2017 (Ghana)			1,276,000	1,244,355

Ghana (Republic of) 144A sr. unsec. unsub. notes 7 7/8s, 2023 (Ghana)			527,337	412,641

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	39,539,000	40,266,250

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2019 (Greece)		EUR	41,468,000	41,054,526

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	6,263,617	3,793,532

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	1,076,201	654,019

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	8,897,079	5,469,696

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	4,995,875	3,094,139

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	3,198,892	2,009,009

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	4,401,499	2,801,595

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	3,712,854	2,400,791

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	3,974,871	2,614,709

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	11,482,191	7,760,235

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	7,498,966	5,148,854

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	17,548,392	12,402,256

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	12,166,577	8,751,658

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	17,850,352	13,226,147

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	31,336,779	23,886,344

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	21,683,486	16,985,309

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	17,939,294	14,366,252

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			$3,300,000	3,250,500

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			3,255,000	3,417,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			3,250,000	3,201,250

Indonesia (Republic of) 144A sr. unsec. unusb. notes 5 1/8s, 2045 (Indonesia)			6,310,000	5,694,775

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			5,860,000	5,442,475

Kenya (Republic of) 144A sr. unsec. unsub. notes 6 7/8s, 2024 (Kenya)			3,400,000	2,975,680

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			1,925,000	1,936,461

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			10,400,000	9,812,400

Turkey (Republic of) sr. unsec. unsub. bonds 4 1/4s, 2026 (Turkey)			3,000,000	2,812,500

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 2040 (Ukraine)			1,007,000	397,765

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2027 (Ukraine)			492,000	428,040

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2026 (Ukraine)			492,000	428,099

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2025 (Ukraine)			492,000	432,753

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2024 (Ukraine)			492,000	435,376

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2023 (Ukraine)			492,000	437,978

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2022 (Ukraine)			492,000	445,644

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2021 (Ukraine)			492,000	447,012

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2020 (Ukraine)			492,000	452,640

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2019 (Ukraine)			139,867	129,458

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			150,000	137,730

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			4,300,000	1,698,500

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			2,900,000	1,080,250

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s, 2016 (Venezuela)			6,890,000	6,143,083

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			7,605,000	3,118,050

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			4,935,000	2,716,718

Vietnam (Republic of) 144A sr. unsec. bonds 4.8s, 2024 (Vietnam)			600,000	576,228

Total foreign government and agency bonds and notes (cost $449,138,248)				$405,254,662

SENIOR LOANS (1.5%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$4,008,213	$3,854,566

Asurion, LLC bank term loan FRN 8 1/2s, 2021			2,957,000	2,510,679

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			2,165,986	1,629,001

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			5,423,526	3,760,309

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			10,444,111	9,121,187

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			1,258,675	1,041,554

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			4,427,575	3,863,059

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			2,056,814	1,923,121

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,435,000	1,162,350

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			2,311,000	342,798

First Data Corp. bank term loan FRN 4.212s, 2021			61,131	60,848

First Data Corp. bank term loan FRN Ser. B, 3.712s, 2018			824,435	812,362

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			1,473,566	1,379,012

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			5,089,464	3,177,734

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938s, 2019			3,744,000	2,620,800

Jeld-Wen, Inc. bank term loan FRN 4s, 2021			2,693,199	2,657,851

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022			2,074,800	2,047,568

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			3,225,000	2,821,875

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			6,679,531	5,895,728

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			1,413,475	1,192,620

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			2,559,395	2,462,351

ROC Finance, LLC bank term loan FRN 5s, 2019			7,147,263	6,587,396

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			2,090,000	1,964,600

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			2,317,311	2,178,272

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			3,098,000	940,051

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			31,795	9,648

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			1,064,623	1,020,042

Total senior loans (cost $81,219,456)				$67,037,382

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.059/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.059		$699,256,400	$1,251,669

(2.343)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.343		699,256,400	1,230,691

Barclays Bank PLC

(2.25625)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.25625		677,912,400	2,521,834

2.04375/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.04375		677,912,400	949,077

Citibank, N.A.

2.1015/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.1015		677,912,400	1,830,363

(2.3635)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.3635		677,912,400	962,636

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		752,362,500	135,425

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		89,988,900	4,753,215

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		89,988,900	2,410,803

Goldman Sachs International

(2.57867)/3 month USD-LIBOR-BBA/Feb-46	Feb-16/2.57867		169,333,100	4,114,794

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		78,040,450	262,996

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		752,362,500	90,284

Total purchased swap options outstanding (cost $38,934,710)				$20,513,787

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/$99.63		$361,000,000	$2,950,814

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/100.22		185,000,000	1,439,670

Total purchased options outstanding (cost $5,819,531)				$4,390,484

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$910,000	$978,819

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			1,129,000	556,738

Total convertible bonds and notes (cost $1,846,902)				$1,535,557

SHORT-TERM INVESTMENTS (7.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.33%(AFF)		Shares	101,239,759	$101,239,759

U.S. Treasury Bills 0.04%, April 28, 2016(SEG)(SEGSF)(SEGCCS)			$22,932,000	22,912,783

U.S. Treasury Bills 0.17%, April 21, 2016(SEGSF)(SEGCCS)			24,968,000	24,952,470

U.S. Treasury Bills 0.07%, April 14, 2016(SEGSF)(SEGCCS)			10,489,000	10,483,567

U.S. Treasury Bills 0.07%, April 7, 2016(SEGSF)(SEGCCS)			72,206,000	72,177,695

U.S. Treasury Bills 0.05%, February 18, 2016(SEGSF)(SEGCCS)			34,191,000	34,186,213

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)(SEGCCS)			25,686,000	25,682,430

U.S. Treasury Bills 0.03%, February 4, 2016(SEG)(SEGSF)			33,322,000	33,319,101

U.S. Treasury Bills 0.18%, January 14, 2016(SEGSF)			10,943,000	10,942,661

U.S. Treasury Bills 0.13%, January 7, 2016(SEGSF)			8,010,000	8,009,968

Total short-term investments (cost $343,947,957)				$343,906,647

TOTAL INVESTMENTS

Total investments (cost $8,191,021,772)(b)				$7,814,900,967

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $1,453,111,586) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/20/16	$10,387,631	$10,469,195	$81,564
	Canadian Dollar	Sell	1/20/16	15,180,825	15,280,441	99,616
	Euro	Sell	3/16/16	27,718,602	27,132,676	(585,926)
	Mexican Peso	Buy	1/20/16	26,667,986	26,855,889	(187,903)
	New Taiwan Dollar	Sell	2/17/16	1,758,904	1,773,551	14,647
	New Zealand Dollar	Buy	1/20/16	17,289,136	15,592,242	1,696,894
	Norwegian Krone	Sell	3/16/16	19,150,111	19,463,714	313,603
	Swedish Krona	Buy	3/16/16	12,085,381	12,208,774	(123,393)
Barclays Bank PLC
	Australian Dollar	Sell	1/20/16	11,743,484	11,769,568	26,084
	British Pound	Buy	3/16/16	11,799,422	12,136,269	(336,847)
	Canadian Dollar	Sell	1/20/16	13,384,864	12,895,373	(489,491)
	Euro	Sell	3/16/16	39,742,520	38,065,332	(1,677,188)
	Mexican Peso	Buy	1/20/16	19,789,175	19,664,771	124,404
	New Zealand Dollar	Sell	1/20/16	11,703,421	10,958,050	(745,371)
	Norwegian Krone	Sell	3/16/16	4,469,484	4,585,050	115,566
	Swedish Krona	Buy	3/16/16	359,507	286,222	73,285
	Swiss Franc	Buy	3/16/16	4,429,505	4,321,008	108,497
Citibank, N.A.
	Brazilian Real	Buy	1/5/16	1,248,025	1,238,913	9,112
	Brazilian Real	Sell	1/5/16	1,248,025	1,235,456	(12,569)
	Brazilian Real	Sell	4/4/16	1,210,708	1,201,061	(9,647)
	Canadian Dollar	Sell	1/20/16	24,879,595	24,986,844	107,249
	Euro	Sell	3/16/16	41,477,688	40,587,940	(889,748)
	Japanese Yen	Sell	2/17/16	517,890	426,987	(90,903)
	Mexican Peso	Buy	1/20/16	21,327,800	21,584,264	(256,464)
	New Zealand Dollar	Buy	1/20/16	12,758,310	12,432,223	326,087
	Singapore Dollar	Sell	2/17/16	23,459,131	23,461,002	1,871
Credit Suisse International
	Australian Dollar	Sell	1/20/16	24,724,419	24,789,961	65,542
	British Pound	Sell	3/16/16	9,522,103	9,631,153	109,050
	Canadian Dollar	Sell	1/20/16	22,527,934	22,291,190	(236,744)
	Euro	Sell	3/16/16	32,882,519	31,638,867	(1,243,652)
	Indian Rupee	Buy	2/17/16	269,311	457,123	(187,812)
	Japanese Yen	Sell	2/17/16	6,995,103	6,982,370	(12,733)
	New Taiwan Dollar	Sell	2/17/16	23,599,456	23,434,024	(165,432)
	New Zealand Dollar	Buy	1/20/16	11,308,785	10,541,415	767,370
	Norwegian Krone	Sell	3/16/16	3,489,007	3,392,252	(96,755)
Deutsche Bank AG
	Czech Koruna	Sell	3/16/16	25,471,667	24,962,990	(508,677)
	Euro	Sell	3/16/16	23,220,098	22,751,009	(469,089)
	Israeli Shekel	Sell	1/20/16	3,880,555	3,896,875	16,320
	Japanese Yen	Sell	2/17/16	11,926,638	12,063,713	137,075
	Polish Zloty	Buy	3/16/16	9,346,937	9,066,807	280,130
Goldman Sachs International
	Australian Dollar	Buy	1/20/16	9,874,491	9,512,356	362,135
	British Pound	Buy	3/16/16	13,683,821	13,998,738	(314,917)
	Canadian Dollar	Buy	1/20/16	7,573,970	8,104,585	(530,615)
	Euro	Sell	3/16/16	25,781,153	24,912,027	(869,126)
	Japanese Yen	Buy	2/17/16	11,716,783	11,178,369	538,414
	New Taiwan Dollar	Sell	2/17/16	23,599,459	23,577,196	(22,263)
	Norwegian Krone	Sell	3/16/16	7,850,879	8,032,346	181,467
	Singapore Dollar	Sell	2/17/16	23,459,061	23,467,047	7,986
HSBC Bank USA, National Association
	British Pound	Sell	3/16/16	23,351,444	23,817,301	465,857
	Canadian Dollar	Sell	1/20/16	8,274,793	8,649,488	374,695
	Euro	Sell	3/16/16	29,192,592	28,569,726	(622,866)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/20/16	13,055,355	12,659,201	(396,154)
	Canadian Dollar	Sell	1/20/16	28,325,889	28,386,333	60,444
	Euro	Sell	3/16/16	45,602,878	44,619,403	(983,475)
	Indian Rupee	Buy	2/17/16	25,911,019	25,863,287	47,732
	Japanese Yen	Sell	2/17/16	14,255,566	14,233,463	(22,103)
	Mexican Peso	Buy	1/20/16	24,004,463	24,713,226	(708,763)
	Mexican Peso	Sell	1/20/16	24,055,984	23,795,752	(260,232)
	New Taiwan Dollar	Sell	2/17/16	21,796,588	22,001,487	204,899
	New Zealand Dollar	Buy	1/20/16	553,515	515,894	37,621
	Norwegian Krone	Sell	3/16/16	19,644,515	19,971,080	326,565
	Singapore Dollar	Sell	2/17/16	23,459,061	23,565,379	106,318
	South African Rand	Sell	1/20/16	2,516,266	2,114,115	(402,151)
	South Korean Won	Sell	2/17/16	24,981,205	24,699,642	(281,563)
	Swedish Krona	Buy	3/16/16	1,632,525	1,586,501	46,024
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/20/16	23,466,361	23,503,131	(36,770)
	British Pound	Buy	3/16/16	17,587,965	17,777,196	(189,231)
	Canadian Dollar	Sell	1/20/16	24,678,895	24,387,725	(291,170)
	Euro	Sell	3/16/16	37,548,030	35,674,368	(1,873,662)
	Japanese Yen	Buy	2/17/16	10,384,200	10,269,669	114,531
	New Zealand Dollar	Buy	1/20/16	36,160,505	36,703,111	(542,606)
	Norwegian Krone	Sell	3/16/16	14,988,787	15,307,769	318,982
	South Korean Won	Sell	2/17/16	851,881	876,462	24,581
	Swedish Krona	Sell	3/16/16	11,953,714	11,885,023	(68,691)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	8,083,921	7,786,510	297,411
	Brazilian Real	Buy	1/5/16	7,051,324	6,756,309	295,015
	Brazilian Real	Sell	1/5/16	7,051,324	7,012,086	(39,238)
	Brazilian Real	Buy	4/4/16	5,209,662	5,185,746	23,916
	Canadian Dollar	Sell	1/20/16	295,665	135,447	(160,218)
	Euro	Sell	3/16/16	50,800,544	49,712,799	(1,087,745)
	Japanese Yen	Sell	2/17/16	3,617,698	3,611,218	(6,480)
	South Korean Won	Sell	2/17/16	23,694,745	23,737,434	42,689
UBS AG
	Australian Dollar	Buy	1/20/16	12,984,431	13,077,910	(93,479)
	British Pound	Buy	3/16/16	6,015,892	6,248,388	(232,496)
	Canadian Dollar	Buy	1/20/16	10,292,557	10,561,372	(268,815)
	Euro	Sell	3/16/16	34,425,532	33,684,690	(740,842)
	Israeli Shekel	Sell	1/20/16	198,112	196,593	(1,519)
	Japanese Yen	Buy	2/17/16	14,253,988	14,095,210	158,778
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	28,143,475	28,340,587	197,112
	Euro	Sell	3/16/16	25,314,319	24,779,794	(534,525)
	New Zealand Dollar	Buy	1/20/16	13,838,690	12,705,984	1,132,706
	South Korean Won	Sell	2/17/16	41,381	42,549	1,168

Total						$(10,067,047)

FUTURES CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	232	$32,945,298	Mar-16	$(300,534)
U.S. Treasury Bond 30 yr (Long)	18	2,767,500	Mar-16	(43,228)
U.S. Treasury Bond Ultra 30 yr (Long)	380	60,301,250	Mar-16	351,895
U.S. Treasury Note 10 yr (Short)	1,575	198,302,344	Mar-16	882,394

Total				$890,527

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/15 (premiums $87,655,043) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.201/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.201		$349,628,200	$2,139,725
(2.201)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.201		349,628,200	2,178,184
Barclays Bank PLC

(2.15)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.15		338,956,200	1,345,656
2.15/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.15		338,956,200	2,884,517
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587		752,362,500	7,524
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387		752,362,500	30,095
2.2325/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.2325		338,956,200	1,626,990
(2.2325)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.2325		338,956,200	2,643,858
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515		89,988,900	8,540,486
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885		78,040,450	780
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625		1,504,725,000	15,047
1.61017/6 month EUR-EURIBOR-Reuters/Feb-46	Feb-16/1.61017	EUR	169,333,100	3,820,312
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		$270,610,000	29,600,675

Total				$54,833,849

WRITTEN OPTIONS OUTSTANDING at 12/31/15 (premiums $5,805,078) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/$98.84	$361,000,000	$1,585,151
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	361,000,000	845,101
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/98.53	370,000,000	658,970
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/97.69	185,000,000	90,280

Total			$3,179,502

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$100,503,775	$(2,462,644)	$(583,927)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	182,949,800	(1,209,664)	(779,366)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	100,503,775	(2,553,700)	(912,574)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	100,503,775	(2,674,204)	(1,538,110)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	365,900,300	(2,570,450)	(1,686,800)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	100,503,775	(2,814,106)	(1,846,657)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	440,206,400	2,916,367	2,399,124
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	440,206,400	2,814,105	2,179,021
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	731,800,700	2,341,762	1,371,395
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	365,900,300	1,120,387	643,985
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	440,206,400	2,534,403	629,495
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	440,206,400	2,509,176	246,516

Total			$(48,568)	$122,102

TBA SALE COMMITMENTS OUTSTANDING at 12/31/15 (proceeds receivable $1,802,201,055) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, December 1, 2045	$2,000,000	12/10/15	$2,230,625
Federal National Mortgage Association, 3 1/2s, January 1, 2046	307,000,000	1/13/16	316,665,711
Federal National Mortgage Association, 3s, January 1, 2046	1,483,000,000	1/13/16	1,482,652,385

Total			$1,801,548,721

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	495,431,100	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(3,585,638)
PLN	167,112,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(6,961,590)
PLN	83,320,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(3,507,827)
PLN	76,955,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(3,158,698)
PLN	24,863,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	365,212
PLN	24,863,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	361,225
PLN	74,589,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	1,065,466
PLN	74,589,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	1,163,345
PLN	74,589,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	1,116,049
PLN	138,405,000	—	11/2/25	6 month PLN-WIBOR-WIBO	2.30%	(345,555)
PLN	510,522,000	—	11/2/17	1.52%	6 month PLN-WIBOR-WIBO	318,731
Goldman Sachs International
KRW	32,814,999,999	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	538,644
JPMorgan Chase Bank N.A.
BRL	500,419,006	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(4,910,273)
BRL	223,605,944	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(1,171,653)
PLN	84,511,000	—	3/12/25	2.42%	6 month PLN-WIBOR-WIBO	(398,114)
PLN	485,538,000	—	8/20/17	6 month PLN-WIBOR-WIBO	1.71%	140,941
PLN	24,984,000	—	8/21/17	6 month PLN-WIBOR-WIBO	1.71%	6,990

Total		$—	$(18,962,745)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$182,088,000		$(948,169)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$(70,291)
		182,088,000		2,493,295	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(2,428,333)
		182,088,000		(1,603,685)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	1,296,159
		719,220,800		(4,216,936)	10/9/25	3 month USD-LIBOR-BBA	2.155%	(1,885,070)
		359,610,400		4,202,694	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(2,534,153)
		359,610,400		(2,385,008)	10/28/25	3 month USD-LIBOR-BBA	2.055%	(4,946,950)
		179,805,200		2,291,222	10/28/25	2.235%	3 month USD-LIBOR-BBA	581,673
		719,220,800		(5,187,884)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	(8,816,237)
		359,610,400		4,993,837	10/28/25	2.2625%	3 month USD-LIBOR-BBA	661,284
		359,610,400		(2,342,214)	10/29/25	3 month USD-LIBOR-BBA	2.12%	(2,724,257)
		179,805,200		2,335,094	10/29/25	2.31%	3 month USD-LIBOR-BBA	(632,023)
		539,415,600		(3,405,439)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	(6,408,235)
		269,707,800		3,394,758	10/27/25	2.25%	3 month USD-LIBOR-BBA	441,453
		269,707,800		2,235,015	9/29/25	2.235%	3 month USD-LIBOR-BBA	(1,014,805)
		149,770,000		(1,976)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(794,838)
		77,150,000		(1,018)	9/30/25	2.07%	3 month USD-LIBOR-BBA	251,725
		102,200,000		(1,349)	10/5/25	3 month USD-LIBOR-BBA	2.021%	(917,169)
		102,428,000		(1,352)	10/6/25	1.945%	3 month USD-LIBOR-BBA	1,642,221
		102,428,000		(1,352)	10/6/25	1.939%	3 month USD-LIBOR-BBA	1,698,983
		180,395,000		(2,381)	10/7/25	2.0085%	3 month USD-LIBOR-BBA	1,842,084
		162,389,100		(2,144)	10/28/25	2.013%	3 month USD-LIBOR-BBA	1,784,902
		53,941,600		(712)	10/28/25	2.044%	3 month USD-LIBOR-BBA	438,398
		361,379,100		2,886,263	12/2/25	2.119%	3 month USD-LIBOR-BBA	4,148,148
		134,098,000		(1,770)	12/7/25	2.1765%	3 month USD-LIBOR-BBA	(191,802)
		2,380,326,000	(E)	463,833	3/16/21	1.70%	3 month USD-LIBOR-BBA	11,180,061
		36,681,000	(E)	(200,476)	3/16/26	2.20%	3 month USD-LIBOR-BBA	(103,491)
		268,196,000		2,007,930	12/7/25	3 month USD-LIBOR-BBA	2.14%	1,485,156
		357,595,000		2,802,400	12/9/25	3 month USD-LIBOR-BBA	2.245%	96,767
		13,872,000		(183)	11/12/25	3 month USD-LIBOR-BBA	2.2195%	98,369
		108,259,300		(1,429)	11/24/25	2.09%	3 month USD-LIBOR-BBA	606,693
		126,517,500		(1,670)	12/1/25	3 month USD-LIBOR-BBA	2.115%	(481,826)
		134,098,000		(1,770)	12/7/25	2.169%	3 month USD-LIBOR-BBA	(99,006)
		155,964,000		(2,059)	12/9/25	3 month USD-LIBOR-BBA	2.14%	(331,918)
		155,964,000		(2,059)	12/9/25	3 month USD-LIBOR-BBA	2.11%	(763,211)
		67,895,000		(896)	12/14/25	2.1325%	3 month USD-LIBOR-BBA	214,737
		86,067,000	(E)	(654,176)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(416,459)
		6,174,017,000	(E)	6,474,733	3/16/18	1.20%	3 month USD-LIBOR-BBA	17,526,224
		72,172,900		(953)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	(317,034)
		216,887,700		(2,863)	12/30/25	3 month USD-LIBOR-BBA	2.195%	316,714
		484,708,300		(1,818)	1/4/18	3 month USD-LIBOR-BBA	1.1875%	91,246
		198,545,800		(1,866)	1/4/21	1.7735%	3 month USD-LIBOR-BBA	(491,282)
		145,156,000		(544)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	34,438
		484,708,300		(1,818)	1/4/18	3 month USD-LIBOR-BBA	1.1845%	62,164
		198,545,800		(1,866)	1/4/21	1.776%	3 month USD-LIBOR-BBA	(515,306)
		198,545,800		(1,866)	1/4/21	1.779%	3 month USD-LIBOR-BBA	(544,095)
		629,864,300		(2,362)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	143,137
		484,708,300		(1,818)	1/4/18	3 month USD-LIBOR-BBA	1.1825%	43,260
		198,545,800		(1,866)	1/4/21	1.76%	3 month USD-LIBOR-BBA	(361,631)
		27,862,000		(947)	1/4/46	2.6555%	3 month USD-LIBOR-BBA	(227,047)
		143,103,000		(1,889)	1/4/26	3 month USD-LIBOR-BBA	2.223%	520,294
	AUD	257,871,000		(702)	10/22/17	1.975%	3 month AUD-BBR-BBSW	738,236
	AUD	284,177,000		(760)	10/8/17	1.9725%	3 month AUD-BBR-BBSW	843,144
	AUD	250,068,000		(670)	11/9/17	3 month AUD-BBR-BBSW	2.0475%	(460,828)
	AUD	274,699,000		(724)	11/12/17	3 month AUD-BBR-BBSW	2.058%	(480,929)
	AUD	411,618,000		(2,348)	11/18/20	2.575%	6 month AUD-BBR-BBSW	(18,122)
	AUD	70,335,000		(658)	11/18/25	6 month AUD-BBR-BBSW	3.06%	(13,568)
	AUD	271,922,000		(722)	11/18/17	3 month AUD-BBR-BBSW	2.1275%	(206,887)
	AUD	47,037,000		(442)	11/18/25	6 month AUD-BBR-BBSW	3.0425%	(62,236)
	AUD	100,263,000		(572)	11/19/20	6 month AUD-BBR-BBSW	2.5475%	(97,514)
	AUD	71,189,000		(679)	11/26/25	6 month AUD-BBR-BBSW	3.0175%	(227,854)
	AUD	121,000,000		(705)	12/16/20	6 month AUD-BBR-BBSW	2.6125%	72,045
	AUD	246,138,000		(663)	12/23/17	3 month AUD-BBR-BBSW	2.185%	(21,094)
	AUD	79,918,000		(467)	12/30/20	2.57%	6 month AUD-BBR-BBSW	89,024
	CAD	737,746,000		(1,106,628)	6/17/17	3 month CAD-BA-CDOR	0.92%	(137,738)
	CAD	18,272,000		(197)	4/17/25	1.89%	3 month CAD-BA-CDOR	(141,747)
	CAD	73,086,000		(790)	4/17/25	1.91875%	3 month CAD-BA-CDOR	(704,306)
	CAD	64,872,000		(701)	4/17/25	1.89375%	3 month CAD-BA-CDOR	(519,137)
	CAD	78,115,000		(843)	5/21/25	3 month CAD-BA-CDOR	2.1875%	2,000,781
	CAD	48,478,000		(517)	6/29/25	3 month CAD-BA-CDOR	2.255%	1,375,726
	CAD	29,637,000		(316)	6/29/25	3 month CAD-BA-CDOR	2.27%	870,012
	CAD	368,873,000		(1,044)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(604,505)
	CAD	192,391,000		(554)	10/7/17	3 month CAD-BA-CDOR	0.822%	33,174
	CAD	370,807,000		(1,068)	10/7/17	3 month CAD-BA-CDOR	0.82%	53,251
	CAD	266,014,000		(758)	10/23/17	3 month CAD-BA-CDOR	0.81%	(10,786)
	CAD	275,409,000		(785)	10/23/17	3 month CAD-BA-CDOR	0.805%	(31,044)
	CAD	296,513,000		(1,813)	11/5/20	1.30%	3 month CAD-BA-CDOR	(1,590,192)
	CAD	245,126,000		(689)	11/16/17	0.874%	3 month CAD-BA-CDOR	(194,505)
	CAD	48,944,000		(484)	11/18/25	3 month CAD-BA-CDOR	1.985%	444,332
	CAD	48,575,000		(472)	12/10/25	3 month CAD-BA-CDOR	1.88375%	58,131
	CAD	241,552,000		(2,436)	11/2/25	1.965%	3 month CAD-BA-CDOR	(2,025,862)
	CAD	94,626,000		(579)	11/6/20	3 month CAD-BA-CDOR	1.36%	707,468
	CAD	108,540,000		(656)	11/13/20	1.295%	3 month CAD-BA-CDOR	(547,961)
	CAD	114,130,000		(689)	11/25/20	3 month CAD-BA-CDOR	1.225%	260,716
	CAD	48,280,000		(479)	11/27/25	3 month CAD-BA-CDOR	1.86875%	36,115
	CAD	392,029,000		(1,104)	11/30/17	3 month CAD-BA-CDOR	0.89%	373,117
	CAD	99,586,000		(599)	12/1/20	3 month CAD-BA-CDOR	1.1575%	(24,431)
	CAD	307,526,000		(861)	12/3/17	3 month CAD-BA-CDOR	0.91%	375,199
	CAD	199,158,000		(540)	12/16/17	0.825%	3 month CAD-BA-CDOR	10,531
	CAD	199,905,000		(542)	12/16/17	0.8325%	3 month CAD-BA-CDOR	(11,140)
	CAD	72,580,000		(422)	12/24/20	1.1575%	3 month CAD-BA-CDOR	52,848
	CHF	280,750,000		(1,122)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	598,366
	CHF	55,500,000		(781)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	244,501
	CHF	55,500,000		(800)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	(624,187)
	CHF	280,750,000		(1,149)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	(617,173)
	CHF	28,860,000		(406)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	(287,255)
	CHF	73,283,000		(614)	10/15/20	6 month CHF-LIBOR-BBA	0.3855%	138,832
	CHF	44,957,000		(377)	10/15/20	6 month CHF-LIBOR-BBA	0.3875%	89,714
	CHF	55,327,000		(765)	10/23/25	6 month CHF-LIBOR-BBA	0.1425%	(459,391)
	CHF	271,744,000		(1,049)	10/9/17	0.685%	6 month CHF-LIBOR-BBA	(160,905)
	CHF	107,922,000		(894)	10/9/20	6 month CHF-LIBOR-BBA	0.3875%	196,312
	CHF	48,708,000		(404)	10/12/20	6 month CHF-LIBOR-BBA	0.402%	128,618
	CHF	183,790,000		(717)	10/15/17	0.678%	6 month CHF-LIBOR-BBA	(88,427)
	CHF	28,858,000		(384)	11/9/25	6 month CHF-LIBOR-BBA	0.0875%	(420,020)
	CHF	32,081,000		(257)	11/11/20	6 month CHF-LIBOR-BBA	0.545%	334,170
	CHF	14,180,000		(186)	11/12/25	6 month CHF-LIBOR-BBA	0.04%	(272,483)
	CHF	15,401,000		(202)	11/12/25	6 month CHF-LIBOR-BBA	0.0325%	(307,620)
	CHF	124,016,000		(462)	11/19/17	6 month CHF-LIBOR-BBA	0.91%	593,667
	CHF	150,833,000		(558)	11/24/17	6 month CHF-LIBOR-BBA	0.90%	683,075
	CHF	61,017,000		(483)	11/25/20	6 month CHF-LIBOR-BBA	0.56%	693,412
	CHF	194,689,000		(716)	11/26/17	6 month CHF-LIBOR-BBA	0.89375%	860,567
	CHF	118,014,000		(430)	12/2/17	6 month CHF-LIBOR-BBA	0.9275%	595,898
	CHF	11,737,000		(157)	12/31/25	0.2125%	6 month CHF-LIBOR-BBA	51,923
	CHF	79,097,000		(644)	12/32/20	0.3475%	6 month CHF-LIBOR-BBA	(162,560)
	EUR	52,142,000	(E)	214,897	3/16/26	6 month EUR-EURIBOR-REUTERS	1.00%	(25,591)
	EUR	509,440,000	(E)	5,641,943	3/16/21	0.50%	6 month EUR-EURIBOR-REUTERS	2,113,635
	EUR	14,903,000	(E)	103,211		0.25%	6 month EUR-EURIBOR-REUTERS	13,211
	GBP	113,819,000	(E)	(5,097,140)	3/16/26	6 month GBP-LIBOR-BBA	2.25%	(1,801,202)
	GBP	96,865,000	(E)	1,367,811	3/16/21	1.75%	6 month GBP-LIBOR-BBA	675,666
	GBP	727,193,000	(E)	9,042,441	3/16/18	1.50%	6 month GBP-LIBOR-BBA	2,354,060
	JPY	2,362,323,000		(345)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	590,215
	JPY	3,025,582,000		(726)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	465,576
	JPY	2,359,951,000		(353)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(20,733)
	JPY	3,025,582,000		(809)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(36,553)
	NOK	648,195,000		(277)	12/28/17	0.945%	6 month NOK-NIBOR-NIBR	(17,629)
	NOK	423,462,000		448	12/22/20	1.255%	6 month NOK-NIBOR-NIBR	(3,869)
	NOK	1,479,382,000		(32,095)	12/22/17	6 month NOK-NIBOR-NIBR	0.93%	(25,297)
	NOK	1,364,108,000		126,087	12/22/25	6 month NOK-NIBOR-NIBR	1.86%	232,816
	NOK	613,481,000		(265)	12/31/17	0.935%	6 month NOK-NIBOR-NIBR	(14,859)
	NZD	74,759,000		(406)	10/23/20	3.09%	3 month NZD-BBR-FRA	403,858
	NZD	70,552,000		(633)	10/29/25	3 month NZD-BBR-FRA	3.4925%	(1,040,397)
	NZD	33,094,000		(294)	11/2/25	3.5075%	3 month NZD-BBR-FRA	462,776
	NZD	279,641,000		(1,468)	10/9/20	3.03%	3 month NZD-BBR-FRA	1,942,117
	NZD	155,711,000		(381)	10/9/17	2.705%	3 month NZD-BBR-FRA	286,291
	NZD	68,119,000		(364)	10/12/20	3.0525%	3 month NZD-BBR-FRA	429,971
	NZD	34,226,000		(185)	10/14/20	3.0775%	3 month NZD-BBR-FRA	190,610
	NZD	91,792,000		(231)	10/14/17	3 month NZD-BBR-FRA	2.725%	(151,088)
	NZD	60,381,000		(152)	10/14/17	3 month NZD-BBR-FRA	2.721%	(102,585)
	NZD	60,856,000		(336)	10/20/20	3.0475%	3 month NZD-BBR-FRA	404,481
	NZD	186,086,000		(474)	10/29/17	2.7675%	3 month NZD-BBR-FRA	250,061
	NZD	194,489,000		(493)	11/4/17	2.78%	3 month NZD-BBR-FRA	231,367
	NZD	38,417,000		(331)	11/18/25	3 month NZD-BBR-FRA	3.60%	(342,907)
	NZD	25,737,000		(230)	12/16/25	3 month NZD-BBR-FRA	3.61%	(225,922)
	NZD	91,562,000		(499)	11/4/20	3.0775%	3 month NZD-BBR-FRA	563,846
	NZD	61,974,000		(325)	11/17/20	3 month NZD-BBR-FRA	3.135%	(278,668)
	NZD	212,096,000		(516)	11/19/17	2.76%	3 month NZD-BBR-FRA	304,514
	NZD	74,384,000		(385)	11/20/20	3 month NZD-BBR-FRA	3.07%	(491,035)
	NZD	36,570,000		(318)	11/24/25	3 month NZD-BBR-FRA	3.5825%	(367,739)
	NZD	91,227,000		(488)	12/11/20	3 month NZD-BBR-FRA	3.055%	(659,973)
	NZD	43,399,000		(234)	12/21/20	3 month NZD-BBR-FRA	3.1975%	(125,729)
	SEK	1,192,338,000		(531)	9/25/17	3 month SEK-STIBOR-SIDE	0.17%	(21,983)
	SEK	1,192,338,000		(530)	9/28/17	3 month SEK-STIBOR-SIDE	0.17125%	(14,616)
	SEK	4,645,348,000		(2,112)	10/9/17	3 month SEK-STIBOR-SIDE	0.1522%	(420,779)
	SEK	823,619,000		(804)	10/9/20	0.5036%	3 month SEK-STIBOR-SIDE	509,243
	SEK	1,590,810,000		(728)	10/14/17	0.17875%	3 month SEK-STIBOR-SIDE	26,158
	SEK	2,417,556,000		(1,092)	10/23/17	0.187%	3 month SEK-STIBOR-SIDE	(29,736)
	SEK	367,782,000		(356)	10/23/20	0.498%	3 month SEK-STIBOR-SIDE	275,425
	SEK	2,386,478,000		(1,063)	10/27/17	0.244%	3 month SEK-STIBOR-SIDE	(363,848)
	SEK	775,552,000		(342)	10/29/17	0.2675%	3 month SEK-STIBOR-SIDE	(163,630)
	SEK	527,972,000		(802)	11/12/25	3 month SEK-STIBOR-SIDE	1.4375%	(868,892)
	SEK	210,795,000		(319)	11/27/25	3 month SEK-STIBOR-SIDE	1.3125%	(669,262)
	SEK	359,076,000		(331)	12/3/20	3 month SEK-STIBOR-SIDE	0.4075%	(556,814)
	SEK	153,906,000		(239)	12/9/25	3 month SEK-STIBOR-SIDE	1.5075%	(170,577)
	SEK	412,447,000		(390)	12/14/20	3 month SEK-STIBOR-SIDE	0.54%	(352,272)

	Total			$25,786,702	$14,622,031
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$10,053,873	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$18,775
Barclays Bank PLC
	2,087,663	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	6,065
	1,566,339	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,825
	2,087,663	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(4,357)
	1,703,838	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(451)
	1,457,506	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	676
	5,850,729	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,381
	7,150,934	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(771)
	2,043,552	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(220)
	1,043,228	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	484
	3,486,892	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	13,078
	4,052,096	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(437)
	538,601	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,991
	2,024,989	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(119)
	13,358,052	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(1,440)
	340,306	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	(1,168)
	18,493,660	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	8,583
	59,689	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	224
	1,752,125	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	6,472
	5,080,957	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(9,513)
	7,287,669	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	26,918
	4,387,334	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	16,206
	5,564,493	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	20,554
	7,376,644	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	27,265
	1,058,423	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,912
	13,157,874	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(32,135)
	4,145,447	—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	(12,311)
	23,677,211	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(49,084)
	56,491,764	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(117,109)
	29,825,309	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,187
	31,249,808	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,790)
	134,958,275	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7,790)
	81,765,254	(38,327)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(285,765)
EUR	57,000,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(95,767)
EUR	28,497,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(24,435)
EUR	40,541,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(12,512)
Citibank, N.A.
	$2,128,655	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(123)
	12,804,821	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(739)
Credit Suisse International
	7,518,427	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(434)
	38,010,135	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	11,650
	1,566,339	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(90)
	7,222,268	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,545)
	97,791	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	270
	318,966	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(19)
	384,671	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(22)
	297,301	—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(16)
	1,963,972	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,971
	1,963,972	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,215
	3,842,404	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	4,745
	12,940,728	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	47,799
	13,463,310	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(32,881)
	16,513,599	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(40,331)
	21,336,767	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	78,812
	4,145,447	—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	4,468
	26,347,125	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	54,618
	4,307,643	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,930
	3,301,697	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,845
	3,951,175	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,659
	37,446,806	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	79,437
	21,427,174	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	45,454
	70,081,990	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	189,058
	44,174,136	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	119,167
	43,068,097	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	185,648
Deutsche Bank AG
	2,418,268	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(261)
	7,222,268	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,545)
	245,276	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(27)
	409,310	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(45)
Goldman Sachs International
	7,326,154	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	27,478
	1,703,838	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,532
	1,457,506	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,722
	2,509,136	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9,274
	14,622,316	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,444
	14,622,316	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,444
	3,632,018	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,846)
	1,364,467	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,826)
	10,944,409	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	20,438
	2,566,622	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,627
	902,784	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,193)
	9,521,758	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,705
	817,081	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,065
	5,114,442	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	19,183
	1,163,933	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,179)
	1,564,825	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	5,535
	2,373,008	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	136
	1,016,569	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(109)
	1,983,254	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(920)
	3,855,103	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,992
	2,704,138	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,564)
	4,975,481	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,598)
	286,623	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,059
	419,714	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	(1,199)
	3,245,085	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,478)
	1,677,552	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,200
	247,784	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(876)
	661,018	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,338)
	225,756	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(798)
	9,613	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	36
	3,256,340	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,036
	15,929,152	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,539
	1,865,753	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,599)
	3,325,208	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12,472
	20,755,778	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	33,278
	165,613	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	343
	10,002,891	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,736
	33,650,115	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	69,758
	32,005,318	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(78,166)
	67,555,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,642,263)
	15,539,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(184,448)
	44,040,586	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	118,807
	44,052,677	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(93,451)
EUR	205,197,999	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(995,691)
EUR	67,760,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(328,794)
EUR	57,000,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	173,383
EUR	57,000,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	48,565
EUR	56,994,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	4,893
GBP	39,125,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	314,922
GBP	8,993,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(38,314)
JPMorgan Chase Bank N.A.
	$22,416,031	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,469
	42,979,308	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	89,097
	33,650,456	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	69,758
	32,005,318	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(78,166)
EUR	28,497,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(109,383)
EUR	28,497,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(81,387)
EUR	52,109,000	—	12/7/25	1.385%	Eurostat Eurozone HICP excluding tobacco	590,474
EUR	52,109,000	—	12/7/20	(1.025%)	Eurostat Eurozone HICP excluding tobacco	(402,975)

Total		$(38,327)	$(2,051,071)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$39,713	$581,000	5/11/63	300 bp	$21,809
	CMBX NA BBB- Index	BBB-/P	79,608	1,321,000	5/11/63	300 bp	38,899
	CMBX NA BBB- Index	BBB-/P	163,473	2,648,000	5/11/63	300 bp	81,870
	CMBX NA BBB- Index	BBB-/P	155,838	2,734,000	5/11/63	300 bp	71,585
	Barclays Bank PLC
	EM Series 24 Index	BBB/P	1,380,575	12,250,000	12/20/20	100 bp	12,318
	Credit Suisse International
	CMBX NA BB Index	—	(881,360)	49,934,000	5/11/63	(500 bp)	1,252,208
	CMBX NA BB Index	—	(27,128)	2,794,000	1/17/47	(500 bp)	154,839
	CMBX NA BBB- Index	BBB-/P	26,983	1,864,000	5/11/63	300 bp	(30,460)
	CMBX NA BBB- Index	BBB-/P	512,851	46,815,000	5/11/63	300 bp	(929,832)
	CMBX NA BBB- Index	BBB-/P	1,055,042	80,331,000	5/11/63	300 bp	(1,420,492)
	CMBX NA BBB- Index	BBB-/P	76,591	1,318,000	1/17/47	300 bp	2,893
	CMBX NA BBB- Index	BBB-/P	61,821	1,476,000	1/17/47	300 bp	(20,712)
	CMBX NA BBB- Index	BBB-/P	71,714	2,488,000	1/17/47	300 bp	(67,407)
	CMBX NA BBB- Index	BBB-/P	149,680	3,719,000	1/17/47	300 bp	(58,274)
	CMBX NA BBB- Index	BBB-/P	108,147	3,752,000	1/17/47	300 bp	(101,652)
	CMBX NA BBB- Index	BBB-/P	160,944	3,815,000	1/17/47	300 bp	(52,378)
	CMBX NA BBB- Index	BBB-/P	326,010	5,553,000	1/17/47	300 bp	15,505
	CMBX NA BBB- Index	BBB-/P	1,925,446	54,098,000	1/17/47	300 bp	(1,099,535)
	CMBX NA BBB- Index	BBB-/P	7,833,209	228,369,000	1/17/47	300 bp	(4,936,425)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(11,840)	1,712,000	5/11/63	300 bp	(64,599)
	CMBX NA BBB- Index	BBB-/P	28,746	1,066,000	1/17/47	300 bp	(30,861)
	CMBX NA BBB- Index	BBB-/P	15,954	1,602,000	1/17/47	300 bp	(73,624)
	CMBX NA BBB- Index	BBB-/P	7,022	1,968,000	1/17/47	300 bp	(103,022)
	CMBX NA BBB- Index	BBB-/P	7,050	1,976,000	1/17/47	300 bp	(103,441)
	CMBX NA BBB- Index	BBB-/P	29,187	3,749,000	1/17/47	300 bp	(180,445)
	CMBX NA BBB- Index	BBB-/P	17,632	4,125,000	1/17/47	300 bp	(213,024)
	CMBX NA BBB- Index	BBB-/P	14,707	4,125,000	1/17/47	300 bp	(215,950)
	CMBX NA BBB- Index	BBB-/P	14,707	4,125,000	1/17/47	300 bp	(215,950)
	CMBX NA BBB- Index	BBB-/P	28,292	7,212,000	1/17/47	300 bp	(374,979)
	CMBX NA BBB- Index	BBB-/P	8,444	7,818,000	1/17/47	300 bp	(428,712)
	CMBX NA BB Index	—	(64,151)	7,500,000	5/11/63	(500 bp)	256,307
	CMBX NA BB Index	—	(47,676)	4,496,000	5/11/63	(500 bp)	144,428
	CMBX NA BB Index	—	51,305	2,269,000	5/11/63	(500 bp)	148,255
	CMBX NA BB Index	—	(19,697)	2,051,000	5/11/63	(500 bp)	67,938
	CMBX NA BB Index	—	1,994	1,642,000	5/11/63	(500 bp)	72,153
	CMBX NA BB Index	—	13,643	1,331,000	5/11/63	(500 bp)	70,514
	CMBX NA BB Index	—	20,888	1,241,000	5/11/63	(500 bp)	73,914
	CMBX NA BB Index	—	(28,902)	2,794,000	1/17/47	(500 bp)	153,065
	CMBX NA BB Index	—	(2,841)	1,425,000	1/17/47	(500 bp)	89,966
	CMBX NA BBB- Index	BBB-/P	(398)	149,000	5/11/63	300 bp	(4,990)
	CMBX NA BBB- Index	BBB-/P	2,195	368,000	5/11/63	300 bp	(9,145)
	CMBX NA BBB- Index	BBB-/P	(6,569)	655,000	5/11/63	300 bp	(26,754)
	CMBX NA BBB- Index	BBB-/P	(2,793)	696,000	5/11/63	300 bp	(24,241)
	CMBX NA BBB- Index	BBB-/P	(12,614)	757,000	5/11/63	300 bp	(35,942)
	CMBX NA BBB- Index	BBB-/P	(7,944)	989,000	5/11/63	300 bp	(38,421)
	CMBX NA BBB- Index	BBB-/P	(26,976)	2,473,000	5/11/63	300 bp	(103,186)
	CMBX NA BBB- Index	BBB-/P	49,691	4,350,000	5/11/63	300 bp	(84,361)
	CMBX NA BBB- Index	BBB-/P	6,129	796,000	1/17/47	300 bp	(38,381)
	CMBX NA BBB- Index	BBB-/P	68,953	2,227,000	1/17/47	300 bp	(55,574)
	CMBX NA BBB- Index	BBB-/P	73,167	3,471,000	1/17/47	300 bp	(120,919)
	CMBX NA BBB- Index	BBB-/P	153,572	3,815,000	1/17/47	300 bp	(59,750)
	CMBX NA BBB- Index	BBB-/P	153,572	3,815,000	1/17/47	300 bp	(59,750)
	CMBX NA BBB- Index	BBB-/P	164,677	3,816,000	1/17/47	300 bp	(48,701)
	CMBX NA BBB- Index	BBB-/P	116,345	3,886,000	1/17/47	300 bp	(100,947)
	CMBX NA BBB- Index	BBB-/P	161,576	3,887,000	1/17/47	300 bp	(55,772)
	CMBX NA BBB- Index	BBB-/P	167,654	5,533,000	1/17/47	300 bp	(141,733)
	CMBX NA BBB- Index	BBB-/P	211,188	7,129,000	1/17/47	300 bp	(187,441)
	CMBX NA BBB- Index	BBB-/P	405,497	12,726,000	1/17/47	300 bp	(306,099)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(40,340)	7,497,000	5/11/63	(300 bp)	190,693
	CMBX NA BBB- Index	—	(177,261)	7,388,000	5/11/63	(300 bp)	50,413
	CMBX NA BBB- Index	—	(95,208)	3,695,000	5/11/63	(300 bp)	18,660
	CMBX NA BBB- Index	BBB-/P	204,439	3,695,000	1/17/47	300 bp	(2,173)
	CMBX NA BBB- Index	BBB-/P	183,233	7,225,000	1/17/47	300 bp	(220,765)
	CMBX NA BBB- Index	BBB-/P	389,659	7,388,000	1/17/47	300 bp	(23,453)
	CMBX NA BBB- Index	BBB-/P	195,989	7,497,000	1/17/47	300 bp	(223,218)

	Total		$15,641,054	$(9,705,258)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,447,032,427.
(b)	The aggregate identified cost on a tax basis is $8,231,343,710, resulting in gross unrealized appreciation and depreciation of $54,088,644 and $470,531,387, respectively, or net unrealized depreciation of $416,442,743.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$100,822,655	$525,578,756	$525,161,652	$90,903	$101,239,759
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,403,312,594 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	88.3%
	Greece	2.7
	Argentina	1.5
	Russia	1.5
	Venezuela	1.1
	Canada	0.8
	United Kingdom	0.8
	Luxembourg	0.5
	Other	2.8

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $90,389,973 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $92,037,353 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,535,557	$—
Corporate bonds and notes	—	1,449,591,614	51
Foreign government and agency bonds and notes	—	405,254,662	—
Mortgage-backed securities	—	2,090,177,293	123,081,365
Purchased options outstanding	—	4,390,484	—
Purchased swap options outstanding	—	20,513,787	—
Senior loans	—	67,037,382	—
U.S. government and agency mortgage obligations	—	3,309,412,125	—
Short-term investments	101,239,759	242,666,888	—

Totals by level	$101,239,759	$7,590,579,792	$123,081,416

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(10,067,047)	$—
Futures contracts	890,527	—	—
Written options outstanding	—	(3,179,502)	—
Written swap options outstanding	—	(54,833,849)	—
Forward premium swap option contracts	—	122,102	—
TBA sale commitments	—	(1,801,548,721)	—
Interest rate swap contracts	—	(30,127,416)	—
Total return swap contracts	—	(2,012,744)	—
Credit default contracts	—	(25,346,312)	—

Totals by level	$890,527	$(1,926,993,489)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of December 31, 2015

Corporate bonds and notes	$51	$—	$—	$—	$—	$—	$—	$—	$51
Mortgage-backed securities	113,833,897	(3,041,830)	654,241	(1,549,606)	22,897,700	(9,713,037)	—	—	123,081,365

Totals	$113,833,948	$(3,041,830)	$654,241	$(1,549,606)	$22,897,700	$(9,713,037)	$—	$—	$123,081,416

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(1,003,981) related to Level 3 securities still held at period end.

Level 3 securities which are fair valued by Putnam, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,040,087	$29,386,399
Foreign exchange contracts	9,841,012	19,908,059
Interest rate contracts	106,157,240	170,393,851

Total	$120,038,339	$219,688,309

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$683,500,000
Purchased swap option contracts (contract amount)		$8,786,700,000
Written TBA commitment option contracts (contract amount)		$1,505,800,000
Written swap option contracts (contract amount)		$10,811,200,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$3,193,800,000
OTC interest rate swap contracts (notional)		$937,400,000
Centrally cleared interest rate swap contracts (notional)		$29,925,100,000
OTC total return swap contracts (notional)		$2,363,900,000
OTC credit default contracts (notional)		$713,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	JPMorgan Futures, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$ 4,390,028	$538,644	$—	$147,931	$—	$—	$—	$—	$—	$—	$ 5,076,603
	Centrally cleared interest rate swap contracts§	—	—	20,821,711	—	—	—	—	—	—	—	—	—	—	—	—	20,821,711
	OTC Total return swap contracts*#	18,775	148,821	—	—	852,746	—	1,023,602	—	795,798	—	—	—	—	—	—	2,839,742
	OTC Credit default contracts*#	—	—	—	—	2,315,535	—	1,151,977	—	—	572,575	—	—	—	—	—	4,040,087
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	1,770	—	—	—	—	1,770
	Forward currency contracts#	2,206,324	447,836	—	444,319	941,962	433,525	1,090,002	840,552	829,603	—	—	458,094	659,031	158,778	1,330,986	9,841,012
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	7,469,536	—	—	—	—	—	—	7,469,536
	Purchased swap options#	2,482,360	3,470,911	—	2,928,424	7,164,018	—	4,468,074	—	—	—	—	—	—	—	—	20,513,787
	Purchased options#	—	—	—	—	—	—	—	—	4,390,484	—	—	—	—	—	—	4,390,484

	Total Assets	$4,707,459	$4,067,568	$20,821,711	$3,372,743	$11,274,261	$4,823,553	$8,272,299	$840,552	$13,633,352	$572,575	$1,770	$458,094	$659,031	$158,778	$1,330,986	$74,994,732

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$17,559,308	$—	$—	$6,480,040	$—	$—	$—	$—	$—	$—	$24,039,348
	Centrally cleared interest rate swap contracts§	—	—	26,055,222	—	—	—	—	—	—	—	—	—	—	—	—	26,055,222
	OTC Total return swap contracts*#	—	618,847	—	862	99,338	25,878	3,435,650	—	671,911	—	—	—	—	—	—	4,852,486
	OTC Credit default contracts*#	224,469	1,368,257	—	—	21,007,207	—	5,343,537	—	—	1,442,929	—	—	—	—	—	29,386,399
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	76,902	—	—	—	—	76,902
	Forward currency contracts#	897,222	3,248,897	—	1,259,331	1,943,128	977,766	1,736,921	622,866	3,054,441	—	—	3,002,130	1,293,681	1,337,151	534,525	19,908,059
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	7,347,434	—	—	—	—	—	—	7,347,434
	Written swap options#	4,317,909	4,230,173	—	4,308,467	8,540,486	—	3,836,139	—	29,600,675	—	—	—	—	—	—	54,833,849
	Written options#	—	—	—	—	—	—	—	—	3,179,502	—	—	—	—	—	—	3,179,502

	Total Liabilities	$5,439,600	$9,466,174	$26,055,222	$5,568,660	$31,590,159	$18,562,952	$14,352,247	$622,866	$50,334,003	$1,442,929	$76,902	$3,002,130	$1,293,681	$1,337,151	$534,525	$169,679,201

	Total Financial and Derivative Net Assets	$(732,141)	$(5,398,606)	$(5,233,511)	$(2,195,917)	$(20,315,898)	$(13,739,399)	$(6,079,948)	$217,686	$(36,700,651)	$(870,354)	$(75,132)	$(2,544,036)	$(634,650)	$(1,178,373)	$796,461	$(94,684,469)
	Total collateral received (pledged)##†	$(732,141)	$(5,398,606)	$—	$(2,195,917)	$(19,678,771)	$(13,739,399)	$(4,773,305)	$(139,986)	$(36,700,651)	$(870,354)	$—	$(2,544,036)	$(634,650)	$(1,178,373)	$—
	Net amount	$—	$—	$(5,233,511)	$—	$(637,127)	$—	$(1,306,643)	$357,672	$—	$—	$(75,132)	$—	$—	$—	$796,461

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016